    As filed with the Securities and Exchange Commission on January 29, 1997
                                                                File No. 2-34215
                                                               File No. 811-1911
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 57

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 38

--------------------------------------------------------------------------------

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                     (FORMERLY SCHRODER CAPITAL FUNDS, INC.)
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code: 207-879-1900

--------------------------------------------------------------------------------

                             Thomas G. Sheehan, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine  04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                             Scott M. Shepard, Esq.
                            Jacobs Persinger & Parker
                    77 Water Street, New York, New York 10005

                               Alexandra Poe, Esq.
                 Schroder Capital Management International Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

          immediately upon filing pursuant to Rule 485, paragraph (b)

          on [    ] pursuant to Rule 485, paragraph (b)
-----
          60 days after filing pursuant to Rule 485, paragraph (a)(i)
-----
          on _________ pursuant to Rule 485, paragraph (a)(i)
-----
  X       75 days after filing pursuant to Rule 485, paragraph (a)(ii)
-----
          on [     ] pursuant to Rule 485, paragraph (a)(ii)
-----
          this post-effective amendment designates a new effective date for a
-----     previously filed post-effective amendment.


The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 (the "1933 Act") pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1996 was filed with the Commission on or about December 27, 1996. SCHRODER INTERNATIONAL BOND FUND OF REGISTRANT IS STRUCTURED AS A MASTER-FEEDER FUND. THIS AMENDMENT INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR THE MASTER FUND.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(c))

                                     PART A
            (Prospectuses offering Advisor Shares and Investor Shares
                      of Schroder International Bond Fund.)


Form N-1A
 Item No.         (Caption)                    Location in Prospectus (Caption)
---------- -------------------------------     --------------------------------

1.         Cover Page                          Cover Page

2.         Synopsis                            Prospectus Summary

3.         Condensed Financial Information     Not Applicable

4.         General Description of              Investment Objective and
           Registrant                          Policies; Additional Investment
                                               Policies and Risk Considerations

5.         Management of the Fund              Management  of the Fund - Board
                                               of Trustees; Investment Adviser
                                               and Portfolio Manager;
                                               Administrative Services;
                                               Distribution Plan & Shareholder
                                               Services Plan; Expenses;
                                               Portfolio Transactions

5A.        Management's Discussion of          Not Applicable
           Fund Performance

6.         Capital Stock and Other Securities  Other Information -
                                               Capitalization and Voting;
                                               Shareholder Inquiries; Dividends,
                                               Other Distributions and Taxes

7.         Purchase of Securities              Investment in the Fund - Purchase
                                               of Shares; Retirement Plans;
                                               Individual Retirement Accounts;
                                               Net Asset Value

8.         Redemption or Repurchase            Investment in the Fund -
                                               Redemption of Shares; Net Asset
                                               Value

9.         Pending Legal Proceedings           Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(c))

                                     PART A
                            (All other Prospectuses)

                          Not Applicable in this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(c))

                                     PART B

            (SAI offering shares of Schroder International Bond Fund)

Form N-1A                                      Location in Statement of
 Item No.         (Caption)                    Additional Information (Caption)
---------- -------------------------------     --------------------------------

10.        Cover Page                          Cover Page

11.        Table of Contents                   Table of Contents

12.        General Information and History     Other Information - Organization

13.        Investment Objectives and Policies  Investment Policies; Investment
                                               Restrictions

14.        Management of the Fund              Management - Officers and
                                               Directors

15.        Control Persons and Principal       Not Applicable
           Holders of Securities

16.        Investment Advisory and             Management - Investment Adviser;
           Other Services                      Officers and Trustees;
                                               Administrative Services;
                                               Distribution of Fund Shares;
                                               Service Organizations; Portfolio
                                               Accounting; Fees and Expenses;
                                               Portfolio Transactions -
                                               Investment Decisions; Brokerage
                                               and Research Services;  Other
                                               Information - Custodian; Transfer
                                               Agent and Dividend Disbursing
                                               Agent; Legal Counsel; Independent
                                               Accountants

17.        Brokerage Allocation and            Portfolio Transactions
           Other Practices

18.        Capital Stock and Other Securities  Other Information -
                                               Capitalization and Voting

19.        Purchase, Redemption and Pricing of Determination of Net Asset Value
           Securities Being Offered            Per Share

20.        Tax Status                          Taxation

21.        Underwriters                        Management - Distribution of Fund
                                               Shares; Fees and Expenses

22.        Calculation of Performance Data     Other Information - Performance
                                               Information

23.        Financial Statements                Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(c))

                                     PART B
                                (All other SAIs)

                          Not Applicable in this Filing

SCHRODER INTERNATIONAL
BOND FUND

Investor Shares

This fund seeks a high rate of total return by investing primarily in a portfolio of non-U.S. debt securities.

PROSPECTUS
MARCH 1, 1997

[World Map]

1-800-290-9826

SCHRODER CAPITAL FUNDS (DELAWARE) IS A FAMILY OF OPEN-END INVESTMENT COMPANIES COMMONLY KNOWN AS MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY. THE SHARES ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN SCHRODER INTERNATIONAL BOND PORTFOLIO, (THE "PORTFOLIO"), WHICH IN TURN INVESTS PRIMARILY IN A PORTFOLIO OF NON-U.S. DEBT SECURITIES. THE PORTFOLIO IS A SEPARATELY MANAGED SERIES OF SCHRODER CAPITAL FUNDS II ("SCHRODER CORE II"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY REGISTERED UNDER THE 1940 ACT. THE PORTFOLIO HAS AN IDENTICAL INVESTMENT OBJECTIVE AND SUBSTANTIALLY SIMILAR INVESTMENT POLICIES AS THE FUND (SEE "OTHER INFORMATION - FUND STRUCTURE"). ACCORDINGLY, THE INVESTMENT EXPERIENCE OF THE FUND IS DERIVED DIRECTLY FROM THE INVESTMENT EXPERIENCE OF THE PORTFOLIO. OF COURSE, AS WITH ANY MUTUAL FUND, THERE IS NO ASSURANCE THAT THE FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

This prospectus sets forth concisely the information a prospective investor should know and should be read and retained. To learn more about the Fund, you may obtain a copy of the Fund's current Statement of Additional Information (the "SAI") which is incorporated by reference into this Prospectus. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov) or may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling 1-800-290-9826.

PROSPECTUS SUMMARY

This prospectus offers Investor Class shares ("Investor Shares" or "Shares") of the Schroder International Bond Fund (the "Fund"), which is a separately managed, non-diversified series of Schroder Capital Funds (Delaware) (the "Trust"), an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

Investment Adviser

The Portfolio's investment adviser is Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York 10019. The Fund (and indirectly its shareholders) bears a pro rata portion of the investment advisory fee paid to SCMI by the Portfolio. See "Management of the Fund - Investment Adviser and Portfolio Manager."

Prior to January 1, 1997, the Portfolio had no operating history. The historical performance of another mutual fund previously managed by the Portfolio Manager which had substantially similar investment objective, policies, limitations, strategies and risks to those of the Fund, is presented in Appendix A. Administrative Services

Schroder Fund Advisors Inc. ("Schroder Advisors") serves as administrator and distributor of the Fund, and Forum Administrative Services, LLC ("Forum") serves as the Fund's sub-administrator.

PURCHASES AND REDEMPTIONS OF SHARES. Shares may be purchased or redeemed by mail, by bank-wire or through an investor's broker-dealer or other financial institution. The minimum initial investment is $100,000, except that the minimum for an Individual Retirement Account ("IRA") is $25,000. There is no minimum amount for subsequent investments. See "Investment in the Fund -- Purchase of Shares" and "-- Redemption of Shares."

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund declares annually and pays as a dividend substantially all of its net investment income and realized net short-term capital gain, and at least annually distributes any net realized long-term capital gain and gains from foreign currency transactions. Dividends and capital gain distributions are reinvested automatically in additional Investor Shares of the Fund at net asset value unless the shareholder has notified the Fund in an Account Application or otherwise in writing of the shareholder's election to receive dividends or other distributions in cash. See "Dividends, Other Distributions and Taxes."

SCHRODER INTERNATIONAL BOND FUND

OBJECTIVE: High rate of total return by investing primarily in a Portfolio of non-U.S. debt securities.
STRATEGY: Invests mainly in foreign bonds, primarily debt securities of foreign governments, agencies and supranational organizations denominated in foreign currencies.

                                  -------------

RISK CONSIDERATIONS

Alone, the Fund is not a balanced investment plan. It is intended for long-term investors seeking investments in markets outside the U.S., who are willing to accept the risks of foreign investing.

It is important to note that the Portfolio's investments in the securities of issuers located in foreign countries may involve certain risks not associated with domestic investing, such as the possible imposition of exchange controls or other foreign governmental, laws or restrictions.

The Fund's net asset value ("NAV") is expected to vary because the market value of the Portfolio's investments will change due to changes in the value of the securities in which the Portfolio invests, market conditions, interest rates, currency fluctuations, or other political or economic news. The Fund is non-diversified, which means that it may invest a greater portion of its assets in securities of individual issuers than diversified funds. Consequently, changes in the market value of a single issuer could cause greater fluctuations in the Fund's NAV than would occur in a more diversified fund. When you sell your shares, they may be worth more or less than what you paid for them. (See "Investment Objectives, Policies and Risk Considerations --. Risk Considerations").

                     [Check Mark] UNDERSTANDING MUTUAL FUNDS

(SOME SORT OF CALL-OUT BOX SHOWING THE RISK DIFFERENTIAL AMONG MONEY MARKET, BOND, EQUITY, ASSET-ALLOCATION FUNDS? OR SOMETHING ELSE?)

                                   [World Map]

FEE TABLE

Transaction and Operating Expenses. The table below shows the estimated costs and expenses that you would incur as a holder of Investor Shares, based upon the projected annual operating expenses for the Fund's first year. The table includes the Fund's estimated pro rata portion of the Portfolio's operating expenses, which are borne indirectly by the Fund's shareholders.


                    TRANSACTION EXPENSES                    OPERATING EXPENSES                      EXAMPLES

SCHRODER            Maximum sales              NONE         Management Fee           ____%          After 1 Year        $
INTERNATIONAL       charge on
BOND                purchases and
FUND                reinvested dividends

                    Deferred sales             NONE         12b-1 Fee                NONE           After 3 Years       $
                    charge on
                    redemptions

                    Exchange Fee               NONE         Other Expenses                          After 5 Years       $
                                                             (after waivers or
                                                             reimbursements)         ____%

                                                            TOTAL FUND                              After 10 Years      $
                                                             OPERATING
                                                             EXPENSES (after
                                                             waivers or
                                                             reimbursements)         ____

                                                                                     ____%


SCMI has voluntarily agreed to limit its management fee to an annual rate of [0.00]% of the Portfolio's average daily net assets. See page ___ for further explanation of these fees. Absent any fee waivers and expense reimbursements Other Expenses and Total Operating Expenses of the Fund would be ____% and ____%, respectively.

Transaction expenses may be charged directly to an investor when buying, selling or exchanging shares of the Fund. Operating expenses, which are paid out of the Fund's assets, are factored into the Fund's share price and are not charged directly to shareholder accounts.

EXAMPLE. The table below indicates how much you would pay in total expenses for a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example is based on projected expenses for the Fund's first year of operation, assumes the reinvestment of all dividends and other distributions, and does not reflect the effect of taxes. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES OR RETURNS MAY VARY FROM THOSE SHOWN.

PERFORMANCE

The Fund's performance may be quoted in advertising in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, a Fund takes the interest income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss. Published yield quotations are, and total return figures may be, based on amounts actually invested in the Fund net of sales loads that may be paid by an investor. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of shares purchased that take into account payment of the sales load.

The Fund's advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC/Donoghue, Inc. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance. All performance information for the Fund is calculated on a class basis. In addition, the Fund may use a benchmark securities index as a measure of the Fund's performance. These indices are not used in the management of the Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund. The Fund may from time to time advertise a comparison of their performance against any of these or other indices.

INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

The Fund is designed for investors seeking a high rate of total return by investing mainly in debt securities and debt-related investments, which may be domestic or foreign, and may be denominated in foreign or U.S. currency. The Fund has a fundamental investment policy that allows it to invest primarily in the Portfolio which in turn, invests primarily in a portfolio of non-U.S. debt securities. All other investment policies of the Fund and the Portfolio are substantially identical. There can be no assurance that the Fund or Portfolio will achieve its investment objective.

Although the following information describes the investment policies of the Portfolio and the responsibilities of Schroder Core II's Board of Trustees (the "Schroder Core II Board"), it applies equally to the Fund and the Trust's Board of Trustees (the "Board"). Additional information concerning the investment policies of the Fund and the Portfolio is contained in the SAI.

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to seek to provide a high rate of total return by investing primarily in a portfolio of non-U.S. debt securities. There can be no assurance that the Portfolio will achieve its investment objective. The investment objective of the Portfolio may not be changed without approval of the holders of a majority of the outstanding voting interests (defined in the same manner as the phrase "vote of a majority of the outstanding voting securities" is defined in the 1940 Act) of the Portfolio.

                                -----------------

INVESTMENT POLICIES

The Portfolio will seek to achieve its investment objective by investing in debt securities and debt-related investments, which may be domestic or foreign, and may be denominated in foreign or U.S. currency.

The Portfolio will, under normal market conditions, invest at least 65% of its total assets in foreign bonds, primarily debt securities of foreign governments, agencies and supranational organizations denominated in foreign currencies. These could have fixed, variable, floating or inverse floating rates of interest. The Portfolio may also purchase debt securities of corporate issuers. Some of these securities may be privately issued and/or convertible into common stock or they may be traded together with warrants for the purchase of common stock.

The Portfolio may invest in a variety of countries, and under ordinary circumstances will invest in a minimum of 5 countries other than the U.S. This includes countries with established economies as well as emerging market countries, including, but not limited to, those in Latin America and other newly industrialized countries, such as South Korea and Taiwan, that the investment adviser believes present favorable opportunities.

The Portfolio may invest up to 10% of its net assets in lower-rated debt securities, including short-term instruments. Lower-rated securities are rated below BBB by Standard & Poor's ("S&P") or Baa by Moody's Investors Service ("Moodys"). (See "Appendix A - Description of Securities Ratings.")

In order to enhance returns, manage risk more efficiently, reduce trading costs, and help protect against changes in securities prices and foreign exchange rates, the Portfolio may invest in currency on a spot or forward basis, securities or securities index options, foreign currency options, futures contracts and related options on futures contracts, and may enter into swap agreements. Additionally, the Portfolio may sell interest rate and bond index futures contracts, options on interest rate and bond index futures contracts and options and futures on debt securities, in each case for hedging purposes only.

The Portfolio may also (i) borrow up to 15% of its total assets, (ii) lend its securities to brokers, dealers and other financial institutions to earn income,
(iii) buy securities on a when-issued, firm, or standby commitment basis (whose market value may change prior to their delivery to the Portfolio), (iv) invest in repurchase agreements and enter into reverse repurchase agreements (which can create leverage and increase the Portfolio's investment risk), and (v) invest in loan participation interests (which involve certain risks, including credit and liquidity risks). (See "Loan Participation Interests" for further details.).

INVESTMENT RESTRICTIONS

The investment objective and the investment policies of the Portfolio that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of the Portfolio. A majority of outstanding voting securities means the lesser of (1) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (ii) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies of the Portfolio are not fundamental and may be changed by the Schroder Core II Board without approval of the interest holders of the Portfolio. Likewise, non-fundamental investment policies of the Fund may be changed by the Board without approval of the Fund's shareholders.

NON-DIVERSIFICATION

The Fund is classified as a "non-diversified" investment company under the 1940 Act. In contrast to a "diversified" company, a non-diversified company may invest more than 5% of its total assets in the securities of any one issuer. However, so that the Fund may continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio will limit its investments so that at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets not more than 5% will be invested in the securities of a single issuer and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer.

SECURITIES, INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain additional information about the securities in which the Portfolio may invest, strategies SCMI may employ in pursuit of the Portfolio's objective, and a summary of related risks. A complete listing of the Portfolio's investment restrictions and more detailed information about the Portfolio's investments is contained in the SAI. Policies and limitations are considered at the time of purchase.

SCMI may not buy any of these instruments or use these techniques unless it believes that they are consistent with the Portfolio's objective. Current holdings and recent investment strategies are described in the Fund's financial reports which are sent to shareholders twice a year. For a free financial report or SAI, please call 1-800-290-9826.

DESCRIPTION OF INVESTMENT PRACTICES AND INVESTMENTS

The investment adviser considers factors such as prospects for currency exchange and interest rates, inflation in each country, relative economic growth, government policies influencing exchange rates and business conditions, and the quality of individual issuers. The investment adviser will also determine, using good faith judgment, (1) country allocation, (2) currency exposure (asset allocation across currencies) and (3) diversified security holdings within each market.

Securities acquired by the Portfolio may be denominated in multinational currency units such as the European Currency Unit ("ECU"). Securities of issuers within a given country may be denominated in the currency of another country.

The investment adviser believes that active currency management can enhance portfolio returns through opportunities arising from interest rate differentials between securities denominated in different currencies and/or changes in value between currencies. Moreover, the investment adviser believes active currency management can be employed as an overall portfolio risk management tool. Foreign currency management can also provide overall portfolio risk diversification.

Generally, the Portfolio's average maturity will be shorter when interest rates worldwide or in a particular country are expected to rise, and longer when interest rates are expected to fall. The Portfolio may use various techniques to shorten or lengthen the dollar-weighted average maturity of its portfolio, including transactions in futures and options on futures, interest rate swaps, caps, floors and short sales.

FIXED INCOME SECURITIES AND THEIR CHARACTERISTICS. Investments by the Portfolio in fixed income securities, including money market instruments, are subject to risk even if all fixed income securities in the Portfolio's investment portfolio are paid in full at maturity. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

The market value of the interest-bearing debt securities held by the Portfolio will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and changes in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

RATING MATTERS. The Portfolio may purchase unrated securities if SCMI determines the security to be of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may not be as actively traded as rated securities. The Portfolio may retain a security whose rating has been lowered if SCMI determines that retaining the security is in the best interests of the Portfolio.

The Portfolio's investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that the Portfolio holds. A further description of the rating categories of certain nationally recognized statistical rating organizations (each a "NRSRO") is contained in the SAI. All these ratings are generally considered to be investment grade ratings, although Moody's indicates that securities with long-term ratings of Baa have speculative characteristics, and issuers whose securities are rated in the lowest investment grade are more likely to have a weakened capacity to make principal and interest payments due to changes in economic conditions or other circumstances than is the case with issues of higher-grade bonds.

For more information about the investments described in this section, please see the SAI.

ARBITRAGE

The Portfolio may sell a security in one market and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences in the price of the security in the different markets. The Portfolio does not actively engage in arbitrage. Such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Portfolio at the time of the transaction, thus eliminating any risk to the assets of the Portfolio.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

The Portfolio may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Portfolio may not invest in time deposits maturing in more than seven days which are subject to withdrawal penalties. The Portfolio will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its net assets.

BORROWING

The Portfolio may borrow up to a limit of 15% of its total assets from a bank, but only for temporary or emergency purposes. Borrowing may exaggerate the effect on the Portfolio's net asset value of any increase or decrease in the value of the Portfolio's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). The Portfolio will repay any money borrowed from a bank in excess of 5% of its total assets prior to purchasing additional securities. In addition, the Portfolio may invest up to one-third of its total assets in reverse repurchase agreements subject to the limitations set forth under "Repurchase Agreements and Reverse Repurchase Agreements".

BRADY BONDS

The Portfolio may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered U.S. Government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

There can be no assurance that Brady Bonds acquired by the Portfolio will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings. (For further information see "Brady Bonds," in the Statement of Additional Information.)

COMMERCIAL PAPER

The Portfolio may invest in commercial paper. The Portfolio will invest in commercial paper only if rated at the time of investment Prime-1 by Moody's or A-1 by S&P, or, if not rated by Moody's or S&P, if the Portfolio's investment adviser determines that the commercial paper is of comparable quality. Commercial paper represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies. (See "Appendix A--Description of Securities Ratings.").

CORPORATE DEBT SECURITIES

The Portfolio's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the Portfolio. The rate of return or return of principal on some debt obligations may be linked to indexes or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies.

Corporate debt securities with a rating lower than BBB by S&P, and corporate debt securities rated Baa or lower by Moody's have speculative characteristics, and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds. The Portfolio may invest up to 10% of its net assets in debt securities which are rated below investment grade. (See "High Yield Securities ("Junk Bonds").

FIRM AND STANDBY COMMITMENT AGREEMENTS AND
WHEN-ISSUED SECURITIES

New issues of certain debt securities are often offered on a when-issued basis. That is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm and standby commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The transactions are entered into in order to secure what is considered to be an advantageous price and yield to the Portfolio and not for purposes of leveraging the Portfolio's assets. However, the Portfolio will not accrue any income on these securities prior to delivery. The value of when-issued securities and firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom the Portfolio has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Portfolio.

FLOATING AND VARIABLE RATE SECURITIES AND
INVERSE FLOATERS

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Portfolio may, to the extent permitted by law, invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate tied to another interest rate, such as a money market index or Treasury bill rate.

The Portfolio may, to the extent permitted by law, invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities.

FOREIGN CURRENCY TRANSACTIONS

Forward foreign currency exchange contracts ("forward contracts") are intended to minimize the risk of loss to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security.

Such contracts do not eliminate fluctuations in the underlying prices of securities held by the Portfolio. Although such contracts tend to minimize the risk of loss due to a decline in the value of a currency that has been sold forward, and the risk of loss due to an increase in the value of a currency that has been purchased forward at the same time they tend to limit any potential gain that might be realized should the value of such currency increase.

Successful use of forward contracts depends on the investment adviser's skill in analyzing and predicting relative currency values. Forward contracts alter the Portfolio's exposure to currency exchange rate activity and could result in losses to the Portfolio if currencies do not perform as the investment adviser anticipates. The Portfolio may also incur significant costs when converting assets from one currency to another.

FOREIGN INDEX-LINKED INSTRUMENTS

As part of its investment program, and to maintain greater flexibility, the Portfolio may invest in instruments that have the investment characteristics of particular securities, securities indexes, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time. A foreign index may be based upon the exchange rate of a particular currency or currencies, the differential between two currencies, the level of interest rates in a particular country or countries, or the differential in interest rates between particular countries. In the case of foreign index-linked instruments linking the interest components to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument, the performance of which determines the return for the instrument. Tax considerations may limit the Portfolio's ability to invest in foreign index-linked instruments.

FUTURES CONTRACTS AND OPTIONS ON FUTURES
CONTRACTS

The Portfolio may enter into futures contracts and related options, which may be used for any legal purpose including to reduce trading costs. An interest rate or stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. There are several risks associated with the use of futures and related options for hedging purposes. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day: once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements until the position is closed. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the securities or currencies being hedged. An incorrect correlation could result in a loss on both the hedged securities or currencies and the hedging vehicle so that the Portfolio's return might have been better had hedging not been attempted. Use of options on securities, options on stock or bond indices, and warrants are subject to similar risk considerations (See "Options on Securities and Options on Stock or Bond Indices" below.)

GOVERNMENT SECURITIES

Government securities are obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

HIGH YIELD SECURITIES

Securities rated below BBB or Baa (sometimes called "junk bonds") are not considered "investment grade". There is more price volatility, greater risk of losing principal and interest, a greater possibility of the issuer going bankrupt, and other additional risks. These securities are considered speculative.

The Portfolio may invest up to 10% of its net assets in debt securities, including short-term instruments, that are rated below investment grade (i.e., below BBB by S&P or Baa by Moody's) or, if not rated, are deemed to be of equivalent quality by the investment adviser. The lower the ratings of such securities, the greater their risks. Moody's considers bonds it rates Baa to have speculative elements as well as investment grade characteristics. The Portfolio may invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. (See "Appendix A--Description of Securities Ratings.")

Investors should consider and be willing to accept the risks associated with high yield securities before investing. Investment in such bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Portfolio to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon such credit analysis than would be the case if the Portfolio were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares.

The use of credit ratings as the sole method for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings on a timely basis to reflect subsequent events.

ILLIQUID AND RESTRICTED SECURITIES

As a non-fundamental policy, the Portfolio will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale ("restricted securities"). There may be undesirable delays in selling illiquid securities at prices representing their fair value. This policy includes over-the-counter options held by the Portfolio and the "in the money" portion of the assets used to cover such options. The limitation on investing in restricted securities does not include securities that may not be resold to the general public but may be resold to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, as amended. If SCMI determines that a "Rule 144A security" is liquid pursuant to guidelines adopted by the Board, the security will not be deemed illiquid. These guidelines take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, that security may become illiquid, which could affect the Portfolio's liquidity. (See "Investment Policies - Illiquid and Restricted Securities" in the SAI for further information.)

LENDING OF PORTFOLIO SECURITIES

The Portfolio may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income. The total market value of securities loaned will not at any time exceed one-third of the total assets of the Portfolio. The risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Portfolio's investment adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

LOAN PARTICIPATION INTERESTS

In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank and sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants that must be kept by the borrower.

The principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. The Portfolio may incur additional credit risk, however, when it is in the position of participant rather than a co-lender because the Portfolio must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Portfolio and the co-lender.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The value of some mortgage-related or asset-backed securities in which the Portfolio invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolio, the ability of the Portfolio to use these instruments successfully may depend in part upon the ability of an investment adviser to forecast interest rates and other economic factors. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interest in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure (net of fees and costs which may be incurred)) may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. REMICs are similar to CMOs and are fixed pools of mortgages with multiple classes of interests held by investors. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual interest in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. The Portfolio limits its investment in CMO residuals to less than 5% of its net assets.

OTHER MORTGAGE-RELATED SECURITIES. The Portfolio's investment adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Portfolio's investment adviser will, consistent with the Portfolio's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

OTHER ASSET-BACKED SECURITIES. Other asset-backed securities (unrelated to mortgage loans) have been offered to investors, such as "CARs" ("Certificates for Automobile Receivables"). CARs represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs are "passed-through" monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARs, if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. If consistent with its investment objective and policies, the Portfolio may invest in CARs and in other asset-backed securities that may be developed in the future.

The Portfolio will invest only in mortgage-related (or other asset-backed) securities either (i) issued by U.S. government-sponsored corporations (currently GNMA, FHLMC and FNMA), or (ii) rated Baa or better by Moody's or BBB or better by S&P or, if not rated, of comparable investment quality as determined by the Portfolio's investment adviser.

OPTIONS ON FOREIGN CURRENCIES

The Portfolio may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Portfolio may also use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Portfolio's assets are or may be invested. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations, although, in the event of rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Portfolio will be traded on U.S. and foreign exchanges or over-the-counter.

OPTIONS ON SECURITIES AND OPTIONS ON STOCK OR
BOND INDICES

A put option is a short-term contract that gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. A call option is a short-term contract that gives the purchaser the right to buy from the seller of the option the underlying security at a specified price during the term of the option. A call option on a stock or bond index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Portfolio will only write "covered" call options and "secured" put options. A "covered" call option means generally that so long as the Portfolio is obligated as the writer of a call option, the Portfolio will either own the underlying securities subject to the call, or hold a call at the same exercise price, for the same exercise period, and on the same securities as the call written. A "secured" put option means generally that so long as the Portfolio is obligated as the writer of the put option, the Portfolio will maintain liquid assets with a value equal to the exercise price in a segregated account, or hold a put on the same underlying security at an equal or greater exercise price. Options in which the Portfolio may invest may be traded on exchanges and in the over-the-counter market.

REPURCHASE AGREEMENTS AND
REVERSE REPURCHASE AGREEMENTS

The Portfolio may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller -- a U.S. bank or recognized broker-dealer -- sells securities to the Portfolio and agrees to repurchase the securities at the Portfolio's cost plus interest within a specified period (normally one day). In these transactions, the values of the underlying securities purchased by the Portfolio are monitored at all times by SCMI to ensure that the total value of the securities equals or exceeds the value of the repurchase agreement, and the Portfolio 's custodian bank holds the securities until they are repurchased. In the event of default by the seller under the repurchase agreement, the Portfolio may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in disposing of them. To evaluate potential risks, SCMI reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements.

The Portfolio may enter into reverse repurchase agreements with banks or broker-dealers, which involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. The Portfolio will maintain a segregated account consisting of cash, U.S. government securities, foreign government securities provided they are of high liquidity and quality, or other high-grade debt obligations maturing not later than the expiration of the reverse repurchase agreement, to cover its obligations under reverse repurchase agreements. The Portfolio will limit its investments in reverse repurchase agreements and other borrowing to no more than one-third of its total assets. The use of reverse repurchase agreements by the Portfolio creates leverage that increases the Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

RESTRICTED SECURITIES

To the extent that it invests in restricted securities, the Portfolio may be exposed to additional risks. "Restricted" securities are those securities that have not been registered under the Securities Act of 1933. Because they are unregistered, only a limited number of investors are qualified to invest in such securities, which imposes the risk that the Portfolio investing in restricted securities may not be able to easily dispose of them. In disposing of restricted securities the Portfolio may incur additional transaction costs in finding a buyer or, in an extreme case, registering the security.

SWAP AGREEMENTS

The Portfolio may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a "basket" of securities representing a particular index). Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Whether the Portfolio's use of swap agreements will be successful in furthering its investment objective will depend upon the investment adviser's ability to predict whether certain types of investments will produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.

Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. An investment adviser will cause the Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio's repurchase agreement guidelines. Certain restrictions imposed on the Portfolio by the Internal Revenue Code may limit the Portfolio's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, to enter into swap agreements or could have tax consequences. (See "Tax Information" in the Statement of Additional Information for information regarding the tax considerations relating to swap agreements.)

TEMPORARY DEFENSIVE INVESTMENTS

For temporary defensive purposes, the Portfolio may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers with respect to) short-term debt securities, including commercial paper, U.S. Treasury bills, other short-term U.S. Government securities, certificates of deposit and bankers' acceptances of U.S. banks. The Portfolio also may hold cash and time deposits in U.S. banks. In transactions involving "repurchase agreements," the Portfolio purchases securities from a bank or broker-dealer who agrees to repurchase the security at the Portfolio's cost plus interest within a specified time. The securities purchased by the Portfolio have a total value in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. See "Investment Policies" in Part B for further information about all these securities.
Zero Coupon Bonds

Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from the face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Portfolio interests and from loan proceeds. Because interest on zero coupon obligations is not paid to the Portfolio on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest-paying securities of similar maturities. The discount represents income a portion of which the Portfolio must accrue and distribute every year even though the Portfolio receives no payment on the investment in that year.

RISK CONSIDERATIONS

Generally, when interest rates fall, the market prices of bonds rise. When rates rise, the market prices of bonds generally fall.

Alone, the Fund is not a balanced investment plan. It is intended for long-term investors who seek investments in markets outside the U.S. and are willing to accept the risks of foreign investing.

Securities rated below BBB or Baa (sometimes called "junk bonds") are not considered "investment grade" and run greater risks of price fluctuations, loss of principal and interest, default or bankruptcy by the issuer and other risks, which is why these securities are considered speculative. (See "High Yield Securities, for additional risks.) Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see "Description of Investment Practices and Investments--"Foreign Currency Transactions" and "Foreign Securities.")

There are certain risks associated with investment securities with floating or inverse floating rates of interest. (See "Description of Investment Practices and Investments"--"Floating and Variable Rate Securities and Inverse Floaters.")

Because the market value of the Portfolio's investments will change, the net asset value of the Portfolio will also change. Rapid changes in interest rates can affect bond prices significantly. The value of the securities in the Portfolio (and, therefore, its NAV) will fluctuate in response to factors such as (i) conditions in the securities markets, (ii) business success of the security's issuer, (iii) creditworthiness of the issuer of the security, (iv) changing interest rates, (v) average maturity of the Portfolio's investments,
(vi) real or perceived economic and competitive industry conditions, (vii) foreign currency exchange rates, and (viii) other factors.

In unusual or adverse market conditions, for temporary defensive purposes, the Portfolio may invest all or a portion of its assets in cash or cash equivalent short-term obligations such as obligations issued or guaranteed by the U.S. Government, any of its agencies or instrumentalities, or by any of the States; or in money market funds, repurchase and reverse repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper.

The Portfolio's investments in the securities of issuers located in foreign countries may involve certain risks, such as the possible imposition of exchange controls or other foreign governments, laws or restrictions. Because the Portfolio may invest up to 100% of its total assets in instruments denominated in currencies other than U.S. dollars, the Portfolio is subject to the risk that fluctuations in the exchanges rates between the U.S. dollar and foreign currencies may negatively affect its investments. In addition, income from foreign securities will be received and realized in foreign currencies, and the Portfolio is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar will reduce the dollars available to make a distribution. Similarly, if the exchange rate declines between the time after the Portfolio's income has been earned and computed in U.S. dollars and the time it is paid, or between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the Portfolio may have to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. See "Considerations and Risks of Investments in Foreign Securities" below.

CONSIDERATIONS AND RISKS OF INVESTMENTS IN FOREIGN SECURITIES.

General. Investments in foreign securities involve certain risks not associated with domestic investing, including fluctuations in foreign exchange rates, uncertain political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because international investments generally involve risks in addition to those risks associated with investments in the U.S., the Fund should be considered only as a vehicle for international diversification and not as a complete investment program.

Foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as economic growth rates, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. Certain foreign investments may also be subject to foreign withholding taxes, thereby reducing the income available for distribution to the Portfolio's interestholders. Additionally, commission rates payable on foreign portfolio transactions are generally higher than in the U.S.; accounting, auditing and financial reporting standards differ from those in the U.S. and this may mean that less information about foreign companies may be available than is generally available about issuers of comparable securities in the U.S.; and foreign securities often trade less frequently and with less volume than U.S. securities and consequently may exhibit greater price volatility.

GEOGRAPHIC CONCENTRATION. The Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent that it invests in issuers located in one country, the Portfolio is susceptible to factors adversely affecting that country, including the political and economic developments and foreign exchange rate fluctuations discussed above. As a result of investing substantially in one country, the value of the Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.

FINANCIAL INFORMATION AND STANDARDS AND REGULATION OF ISSUERS. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. Often, available information about issuers and their securities is less extensive in foreign markets, particularly emerging market countries, than in the United States. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Portfolio than that provided by U.S. laws.

CURRENCY FLUCTUATIONS AND DEVALUATIONS. Because the Portfolio will invest in non-U.S. dollar denominated securities, changes in foreign currency exchange rates will affect the value of the Portfolio's investments. A decline against the dollar in the value of currencies in which the Portfolio's investments are denominated will result in a corresponding decline in the dollar value of its assets. This risk tends to be heightened in the case of investing in certain emerging market countries. For example, some currencies of emerging market countries have experienced repeated devaluations relative to the U.S. dollar, and major adjustments have periodically been made in certain of such currencies. Some emerging market countries may also have managed currencies that do not float freely against the dollar. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

The Portfolio may enter into foreign currency forward contracts to purchase or sell foreign currencies in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Portfolio due to a decline in the value of the currency sold, they also limit any possible gain that might result should the value of such currency rise. See "Foreign Currency Transactions, "Futures, Options on Futures Contracts" and "Options on Foreign Currencies" below.

RISKS OF EMERGING MARKETS. In any emerging market country, there is the possibility of expropriation of assets, confiscatory taxation, foreign exchange controls, foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability or diplomatic developments, all of which could affect investments in those countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Certain emerging market countries may restrict investment by foreign entities. For example, some of these countries may limit the size of foreign investment in certain issuers, require prior government approval of foreign investment, impose additional tax on foreign investors or limit foreign investors to specific classes of securities of an issuer that have less advantageous rights (with regard to price or convertibility, for example) than classes available to domiciliaries of the country. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Portfolio.

Emerging markets generally present a greater risk of imposition of substantial limitations to a foreign investor's ability to repatriate investment income, capital or the proceeds of sales of securities. In the event of expropriation, nationalization or other confiscation, the Portfolio could lose its entire investment in the country involved.

Several emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation in recent years. Inflation and rapid fluctuations in inflation rates may have very negative effects on the economies and securities markets of certain emerging market countries. Further, inflation accounting rules in some emerging market countries require, for companies that keep accounting records in the local currency, that certain assets and liabilities be restated on the Trust's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain emerging market companies.

MANAGEMENT OF THE FUND

BOARDS OF TRUSTEES

The business and affairs of the Fund are managed under the direction of the Board. The business and affairs of the Portfolio are managed under the direction of the Schroder Core II Board. The Trustees of both the Trust and Schroder Core II (collectively the "Trusts") are Peter E. Guernsey, John I. Howell, Clarence
F. Michalis, Hermann C. Schwab and Mark J. Smith. Additional information regarding the Trustees and executive officers of the Trust, as well as Schroder Core II's trustees and executive officers, may be found in the SAI under the heading "Management, Trustees and Officers."

INVESTMENT ADVISER AND PORTFOLIO MANAGER

SCMI serves as investment adviser to the Portfolio. SCMI manages the Portfolio and continuously reviews, supervises and administers the Portfolio's investments. In this regard, SCMI is responsible for making decisions relating to the Portfolio's investments and placing purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. For its services with respect to the Portfolio, the Investment Advisory Agreement between SCMI and the Trust provides that SCMI will receive a monthly advisory fee at the annual rate of 0.50% of the Portfolio's average daily net assets, which the Fund indirectly bears through investment in the Portfolio. SCMI has agreed , however, to limit its fee to an annual rate of 0.00% of the Portfolio's average daily net assets. Such fee limitation arrangement shall remain in effect until its elimination is approved by the Board of Trustees. The Fund bears no separate investment advisory fee directly.

SCMI is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries world-wide. The Schroder Group specializes in providing investment management services.

Mr. Michael Perelstein is primarily responsible for the day-to-day management of the Portfolio's investment portfolio with the assistance of Mr. Mark Astley and an investment committee. Mr. Perelstein has been a Senior Vice President of SCMI since January 2, 1997. Prior thereto, Mr. Perelstein was a Managing Director at MacKay-Shields. Mr. Perelstein has more than twelve years of international and global investment experience.

[Check Mark] SCHRODER GROUP FACTS

                                   [World Map]

Schroder Group offers a broad selection of mutual funds from around the world.

-    Number of mutual funds: over ______

-    Assets in mutual funds: over $  130 billion as of October 31, 1996.

-    Number of shareholder accounts: over ______

-    Number of investment analysts and portfolio managers: over ______


ADMINISTRATIVE SERVICES

On behalf of the Fund, the Trust has entered into an administrative services contract with Schroder Advisors, 787 Seventh Avenue, 34th Floor, New York, New York 10019. On behalf of the Portfolio, the Trust has also entered into a sub-administration agreement with Forum, Two Portland Square, Portland, Maine 04101. Pursuant to these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations, other than the investment management and administrative services provided to the Portfolio by SCMI. Schroder Advisors is compensated at the annual rate of 0.10% of the Fund's average daily net assets. Forum is compensated at the annual rate of 0.075% of the Fund's average daily net assets.

Schroder Advisors and Forum provide similar services to the Portfolio, for which the Portfolio pays Schroder Advisors at the annual rate of 0.15% of the Portfolio's average daily net assets and pays Forum at the annual rate of 0.075% of the Portfolio's average daily net assets.

SERVICE ORGANIZATIONS

The Glass-Steagall Act and other applicable laws and regulations provide that banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions.

However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

EXPENSES

SCMI and Schroder Advisors have voluntarily undertaken to waive a portion of their fees or assume certain expenses of the Fund. This undertaking is designed to place a maximum limit on total Fund expenses (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) chargeable to Investor Shares of [ ____%]of the average daily net assets of the Fund attributable to those shares. This expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the Act) of the Trust. If expense reimbursements are required, they will be made on a monthly basis.

PORTFOLIO TRANSACTIONS

SCMI places orders for the purchase and sale of the Portfolio's investments with brokers and dealers selected by SCMI in its discretion and seeks "best execution" of such portfolio transactions. The Portfolio may pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to the Portfolio than would be the case for comparable transactions effected on U.S. securities exchanges.

Subject to the Portfolio's policy of obtaining the best price consistent with quality of execution on transactions, SCMI may employ Schroder Securities Limited and its affiliates (collectively, "Schroder Securities") affiliates of SCMI to effect transactions of the Portfolio on certain foreign securities exchanges. Because of the affiliation between SCMI and Schroder Securities, the Portfolio's payment of commissions to Schroder Securities is subject to procedures adopted by Schroder Core II Board designed to ensure that such commissions will not exceed the usual and customary brokers' commissions. No specific portion of the Portfolio's brokerage will be directed to Schroder Securities and in no event will Schroder Securities receive such brokerage in recognition of research services.

Consistent with the Rules of the Association of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Schroder Core II Board may determine, SCMI may consider sales of shares of the

Fund or any other entity that invests in the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

Although the Portfolio does not currently engage in directed brokerage arrangements to pay expenses, it may do so in the future. These are arrangements whereby brokers executing the Portfolio's portfolio transactions would agree to pay designated expenses of the Portfolio if brokerage commissions generated by the Portfolio reached certain levels. These arrangements might reduce the Portfolio's expenses (and, indirectly, the Fund's expenses). As anticipated, these arrangements would not materially increase the brokerage commissions paid by the Portfolio.

CODE OF ETHICS

The Trust, Schroder Core II, SCMI, Schroder Advisors, and Schroders Incorporated have each adopted a code of ethics that contains a policy on personal securities transactions by "access persons," including portfolio managers and investment analysts. That policy complies in all material respects with the recommendations set forth in the Report of the Advisory Group on Personal Investing of the Investment Company Institute, of which the Trust is a member.

INVESTMENTS AND REDEMPTIONS

PURCHASE OF SHARES

Investors may purchase Investor Shares directly from the Trust. Prospectuses, sales material and Account Applications can be obtained from the Trust or through Forum Financial Corp., the Fund's transfer agent ("Transfer Agent"). (See "Other Information -- Shareholder Inquiries"). Investments may also be made through Service Organizations that assist their customers in purchasing shares of the Fund. Such Service Organizations may charge their customers a service fee for processing orders to purchase or sell shares of the Fund. Investors wishing to purchase shares through their accounts at a Service Organization should contact that organization directly for appropriate instructions.

Shares of the Fund are offered at the net asset value next determined after receipt of an order in proper form; one of the forms of payment described below together with a completed Account Application (at the address set forth below). The minimum initial investment is $100,000, except that the minimum for an IRA is $25,000. There is no minimum amount for subsequent investments. The Trust reserves the right to waive the minimum initial investment at its discretion. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

BY MAIL. Initial and subsequent purchases may be made by mailing a check (in U.S. dollars) payable to "Schroder International Bond Fund" to:

          Schroder International Bond Fund - Investor Shares
          P.O. Box 446
          Portland, Maine 04112

For initial purchases, the check must be accompanied by a completed Account Application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the investment.

BY WIRE. Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

          Chase Manhattan Bank
          New York, NY
          ABA No.: 021000021
          For Credit To: Forum Financial Corp.
          Acct. No.: 910-2-718187
          Ref.: Schroder International Bond Fund - Investor Shares Account of: (shareholder name)
          Account Number: (shareholder account number)

The wire order must specify the name of the Fund, the Investor Shares class, the account name and number, address, confirmation number, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and an Account Application must be completed and mailed to the Fund. Wire orders received prior to 4:00 p.m. (Eastern Time) on each day that the New York Stock Exchange is open for trading (a "Fund Business Day") will be processed at the net asset value determined as of that day. Wire orders received after 4:00 p.m. (Eastern Time) will be processed at the net asset value determined as of the next Fund Business Day. See "Net Asset Value" below.

For each shareholder of record, the Fund's Transfer Agent, as the shareholder's agent, establishes an open account to which all shares purchased are credited, together with any dividends and capital gain distributions that are reinvested in additional shares. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and capital gains will be reinvested in additional shares. In addition, the amount of any outstanding checks for dividends and capital gains that have been returned to the Transfer Agent will be reinvested and such checks will be canceled.

RETIREMENT PLANS

Shares of the Fund are offered in connection with tax-deferred retirement plans. Applications forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

INDIVIDUAL RETIREMENT ACCOUNTS

The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming The First National Bank of Boston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $25,000. Under certain circumstances contributions to an IRA may be tax deductible. IRAs are available to individuals who receive compensation or earned income and their spouses, whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before effecting a rollover.

REDEMPTION OF SHARES

Shares of the Fund are redeemed at their next determined net asset value following receipt by the Fund (at the address set forth above under "Purchase of Shares") of a redemption request in proper form. (See "Net Asset Value.") Redemption requests may be made between 9:00 a.m. and 6:00 p.m. (Eastern Time) on each Fund Business Day. Redemption requests that are received prior to 4:00 p.m. (Eastern Time) will be processed at the net asset value determined as of that day. Redemption requests that are received after 4:00 p.m. (Eastern Time) on a Fund Business Day will be processed at the net asset value determined the next Fund Business Day. See "Net Asset Value" below.

BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at the Account Information telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of Shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the Account Application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that such instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

BY MAIL. Redemptions may be made by letter to the Fund specifying the class of shares, the dollar amount or number of Shares to be redeemed and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the telephone number appearing on the cover of this Prospectus.

If Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request and the assignment form on the back of the certificates, or an assignment separate from the certificates (but accompanied by the certificates), must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Fund suggests that certificates be sent by registered mail.

ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds will normally be mailed within seven days. No redemption proceeds will be mailed until checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

The Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that exchange is closed, (ii) the SEC has by order permitted such suspension, or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

If the Trust Board determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Shares in whole or in part by a distribution in kind of portfolio securities (from the investment portfolio of the Portfolio or of the Fund), in lieu of cash, in conformity with applicable rules of the SEC. The Fund will, however, redeem Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. See "Additional Purchase and Redemption Information -- Redemption in Kind" in the SAI.

The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem Shares in any account (other than an IRA) if at any time the account does not have a value of at least $2,000, unless the value of the account fell below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than $2,000 and be allowed at least 30 days to make an additional investment to increase the account balance to at least $2,000.

NET ASSET VALUE

The net asset value per share of the Fund is calculated separately for each class of Shares of the Fund at 4:00 p.m. (Eastern Time), Monday through Friday, each Fund Business Day, which excludes the following U.S. holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share is calculated by dividing the aggregate value of the Fund's assets less all Fund liabilities, if any, by the number of Shares of the Fund outstanding.

Generally, securities held by the Portfolio that are listed on recognized stock exchanges are valued at the last reported sale price, on the day when the securities are valued (the "Valuation Day"), on the primary exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges for which there were no sales on the Valuation Day are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core II Board.

Trading in securities on non-U.S. exchanges and over-the-counter markets may not take place on every day that the New York Stock Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which the Fund's net asset value is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at fair value as determined in good faith by using methods approved by the Schroder Core II Board.

All assets and liabilities of the Portfolio denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FUND

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. By complying therewith, the Fund will be relieved of Federal income tax on that part of its investment company taxable income (consisting generally of its share of the Portfolio's net investment income, net short-term capital gain and gain from certain foreign currency transactions) and net long-term capital gain that is distributed to its shareholders. The Fund intends to distribute substantially all of its net investment income and its net realized long-term capital gain at least annually and, therefore, intends not to be subject to Federal income tax.

If the Fund is eligible to do so, it intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Portfolio. If the Fund makes such an election, its shareholders would include as gross income in their Federal income tax returns both distributions received from the Fund and the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from dividends and interest paid to the Portfolio from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their Federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income. The Fund intends to declare annually and pay as a dividend substantially all of its net investment income and net short-term capital gain and to distribute annually any net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net realized gains from foreign currency transactions. The Fund also may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain. Dividends and capital gain distributions on Investor Shares are reinvested automatically in additional Investor Shares at net asset value unless the shareholder has elected in the Account Application, or otherwise in writing, to receive distributions in cash.

After every dividend and other distribution, the value of a Share declines by the amount of the distribution. Purchases made shortly before a dividend or other distribution include in the purchase price the amount of the distribution, which will be returned to the investor in the form of a taxable distribution.

Dividends and other distributions paid by the Fund with respect to both classes of its shares will be calculated in the same manner and at the same time. The per share dividends on Advisor Shares are expected to be lower than the per share dividends on Investor Shares as a result of any 12b-1 fees and other compensation payable to Service Organizations for distribution assistance and shareholder servicing for the Advisor Shares.

Dividends from the Fund's taxable income generally will be taxable to its shareholders as ordinary income whether they are invested in additional Shares or received in cash. Distributions by the Fund of any net capital gain designated by the Fund as such will be taxable to a shareholder as long-term capital gain, regardless of how long the shareholder has held the Shares and whether they are invested in additional Shares or received in cash. Each year the Trust will notify shareholders of the tax status of dividends and other distributions.

As of the date of this Prospectus, and subject to changes in the tax law, a redemption of Shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed

Shares. If Shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital gain distributions received on those Shares.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisors as to the tax consequences of ownership of Shares in their particular circumstances.

There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the Portfolio may have to limit its investment activity in some types of instruments.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the SAI for further information.

THE PORTFOLIO

The Portfolio will not be required to pay Federal income tax on its net investment income and capital foreign currency gains because it is classified as a partnership for Federal income tax purposes. All interest, dividends and gains and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to its holdings in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

The Portfolio intends to conduct its operations so as to enable the Fund to qualify as a regulated investment company. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income or other taxes, which will reduce the yield on its securities.

OTHER INFORMATION

CAPITALIZATION AND VOTING

The Trust was organized as a Maryland corporation ("Schroder Capital Funds, Inc.") on July 30, 1969 and on January 9, 1996 was reorganized as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as the Investor Shares), and the costs of doing so will be borne by the Trust. The Trust currently consists of eight separate series, each of which has separate investment objectives and policies. The Fund currently consists of two classes of Shares.

Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ. Shares are fully paid and non-assessable, and have no pre-emptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). On matters requiring shareholder approval, shareholders of the Trust are entitled to vote only with respect to matters that affect the interests of the Fund or the class of shares they hold, except as otherwise required by applicable law.

There will normally be no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Trust may remove any person serving as a Trustee and the Trust Board will call a special meeting of shareholders to consider removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Each share of the Fund has equal voting rights, except that if a matter affects only the shareholders of a particular class only shareholders of that class shall have a right to vote. From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

REPORTS

The Trust sends to each shareholder of the Fund a semi-annual report and an audited annual report.

CUSTODIAN AND TRANSFER AGENT

The Chase Manhattan Bank, N.A. is custodian of the Fund's and of the Portfolio's assets. Forum Financial Corp. serves as the Fund's transfer and dividend disbursing agent.

SHAREHOLDER INQUIRIES

Inquiries about the Fund, including its past performance, should be directed to:

          Schroder International Bond Fund
          P.O. Box 446
          Portland, Maine 04112

Information about specific shareholder accounts may be obtained from the Transfer Agent by calling (800) 344-8332.

FUND STRUCTURE

CLASSES OF SHARES. The Fund has two classes of shares, Investor Shares and Advisor Shares. Advisor Shares are offered by a separate prospectus to individual investors, in most cases through Service Organizations. Advisor Shares incur more expenses than Investor Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions will differ between the classes. Information about Advisor Shares is available from the Fund by calling Schroder Advisors at (800) 730-2932.

THE PORTFOLIO. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has substantially the same investment objective and policies as the Fund. Accordingly, the Portfolio directly acquires its own securities and the Fund acquires an indirect interest in those securities. The Portfolio is a separate series of Schroder Core II, a business trust organized under the laws of the State of Delaware in December 1996. Core Trust II is registered under the Act as an open-end management investment company and currently has one separate portfolio. The assets of the Portfolio, a non-diversified portfolio, belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Schroder Core II. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of [FEBRUARY __ 1997, THE FUND HAD ___ ADDITIONAL INSTITUTIONAL INVESTORS IN THE PORTFOLIO]. The Portfolio may permit other investment companies or institutional investors to invest in it. All other investors in the Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses.

The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the Act and other applicable law, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

The Portfolio will not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund and could have different advisory and other fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares to members of the general public. Information regarding any such funds in the future will be available from Schroder Core II by calling Forum Financial Corp. at (207) 879-8903.

Under federal securities laws, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Schroder Core II, its Trustees and certain of its officers are required to sign the registration statement of the Trust and may be required to sign the registration statements of certain other future publicly offered investors in the Portfolio. In addition, under federal securities laws, Schroder Core II could be liable for misstatements or omissions of a material fact in any proxy soliciting material of a publicly offered investor in Schroder Core II, including the Fund. Under the Trust Instrument for Schroder Core II, each investor in the Portfolio, including the Trust, will indemnify Schroder Core II and its Trustees and officers ("Schroder Core II Indemnitees") against certain claims.

Indemnified claims are those brought against Schroder Core II Indemnitees but based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials, except to the extent such claim is based on a misstatement or omission of a material fact relating to information about Schroder Core II in the investor's registration statement or proxy materials that was supplied to the investor by Schroder Core II. Similarly, Schroder Core II will indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Schroder Core II that is supplied to the investor by Schroder Core II. In addition, each registered investment company investor in the Portfolio will indemnify each Schroder Core II Indemnitee against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in Schroder Core
II. The purpose of these cross-indemnity provisions is principally to limit the liability of Schroder Core II to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Schroder Core II, its liability is similarly limited to information about and supplied by it.

CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

The Fund may withdraw its entire investment from the Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by SCMI, the Fund's investment adviser and subadviser, respectively, or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit SCMI to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

APPENDIX A
PRIOR PERFORMANCE OF THE PORTFOLIO MANAGER

Prior to the inception of Schroder International Bond Fund, the manager of its corresponding Portfolio, Michael Perelstein, was the manager of MainStay International Bond Fund (the "MainStay Fund"), which had an investment objective, policies and limitations substantially similar to those of Schroder International Bond Portfolio. Mr. Perelstein used the same analytical methods when identifying potential investments for that fund as he now uses for Schroder International Bond Portfolio. Mr. Perelstein was primarily responsible for the day-to-day management of the MainStay Fund, and no other person played a significant role in its management. The average total return for the MainStay Fund, and the performance of the Salomon Brothers After Tax Non-U.S. Government Bond Index, for the one-year period ended December 31, 1996, and for a period that approximates Mr. Perelstein's tenure as portfolio manager were as follows:

                                                  January 1, 1995 (inception)
                         ONE YEAR                 To December 31, 1996
                         --------                 ---------------------------

MainStay
International*           _______%                 __________%
Bond Fund

Before
deducting
maximum
sales load               ______%                  __________%

After
deducting
maximum
sales load               ______%                  __________%

Salomon Brothers
After Tax Non-U.S.
Government Bond Index    ______%                  __________%

* Mr. Perelstein was the portfolio manager of MainStay International Bond Fund from ____ __, 199_, to December 31, 1996.

MainStay International Bond Fund is a separate fund and has different fees and expenses than Schroder International Bond Fund. THE DATA ABOVE ARE PROVIDED TO ILLUSTRATE THE PAST PERFORMANCE OF THE PORTFOLIO MANAGER IN MANAGING SUBSTANTIALLY SIMILAR ACCOUNTS AS MEASURED AGAINST SPECIFIED MARKET INDICES AND DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. INVESTORS SHOULD NOT CONSIDER THIS PERFORMANCE DATA AS AN INDICATION OF FUTURE PERFORMANCE OF THE PORTFOLIO, OF THE FUND OR OF THE PORTFOLIO MANAGER.

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

SUB-ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine  04101

CUSTODIAN
The Chase Manhattan Bank, N.A.
Global Custody Division
Woolgate House, Coleman Street
London EC2P 2HD, United Kingdom

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O. Box 446
Portland, Maine 04112

INDEPENDENT ACCOUNTANTS
________________ L.L.P.
One Post Office Square
Boston, Massachusetts 02109

Table of Contents

PROSPECTUS SUMMARY . . . . . . . . . . . . . . . . . . . . .
The Fund . . . . . . . . . . . . . . . . . . . . . . . . . .
Investment Adviser . . . . . . . . . . . . . . . . . . . . .
Administrator and Distributor. . . . . . . . . . . . . . . .
Purchases and Redemptions of Shares. . . . . . . . . . . . .
Dividends and Distributions. . . . . . . . . . . . . . . . .
Risk Considerations. . . . . . . . . . . . . . . . . . . . .
Fee Table. . . . . . . . . . . . . . . . . . . . . . . . . .
FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . .
INVESTMENT OBJECTIVE, POLICIES
  AND RISK CONSIDERATIONS. . . . . . . . . . . . . . . . . .
Investment Objective . . . . . . . . . . . . . . . . . . . .
Investment Policies. . . . . . . . . . . . . . . . . . . . .
Investment Restrictions. . . . . . . . . . . . . . . . . . .
Non-Diversification. . . . . . . . . . . . . . . . . . . . .
Securities, Investment Policies and. . . . . . . . . . . . .
  Risk Considerations. . . . . . . . . . . . . . . . . . . .
DESCRIPTION OF INVESTMENT. . . . . . . . . . . . . . . . . .
  PRACTICES AND INVESTMENTS. . . . . . . . . . . . . . . . .
Investment Types . . . . . . . . . . . . . . . . . . . . . .
Investment Restrictions. . . . . . . . . . . . . . . . . . .
Risk Considerations. . . . . . . . . . . . . . . . . . . . .
MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . .
Board of Trustees. . . . . . . . . . . . . . . . . . . . . .
Investment Adviser and Portfolio Manager
Administrative Services. . . . . . . . . . . . . . . . . . .
Service Organizations. . . . . . . . . . . . . . . . . . . .
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .
Portfolio Transactions
Code of Ethics . . . . . . . . . . . . . . . . . . . . . . .
INVESTMENT IN THE FUND . . . . . . . . . . . . . . . . . . .
Purchase of Shares . . . . . . . . . . . . . . . . . . . . .
Retirement Plans . . . . . . . . . . . . . . . . . . . . . .
Individual Retirement Accounts . . . . . . . . . . . . . . .
Redemption of Shares . . . . . . . . . . . . . . . . . . . .
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . .
DIVIDENDS, OTHER DISTRIBUTIONS
  AND TAXES. . . . . . . . . . . . . . . . . . . . . . . . .
The Fund . . . . . . . . . . . . . . . . . . . . . . . . . .
The Portfolio. . . . . . . . . . . . . . . . . . . . . . . .
OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . .
Capitalization and Voting. . . . . . . . . . . . . . . . . .
Reports. . . . . . . . . . . . . . . . . . . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . . .
Custodian and Transfer Agent . . . . . . . . . . . . . . . .
Shareholder Inquires . . . . . . . . . . . . . . . . . . . .
Fund Structure . . . . . . . . . . . . . . . . . . . . . . .
Appendix A . . . . . . . . . . . . . . . . . . . . . . . . .

SCHRODER INTERNATIONAL
BOND FUND

Advisor Shares

This fund seeks a high rate of total return by investing primarily in a portfolio of non-U.S. debt securities.

PROSPECTUS
MARCH 1, 1997

[World Map]

1-800-290-9826

SCHRODER CAPITAL FUNDS (DELAWARE) IS A FAMILY OF OPEN-END INVESTMENT COMPANIES COMMONLY KNOWN AS MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY. THE SHARES ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN SCHRODER INTERNATIONAL BOND PORTFOLIO, (THE "PORTFOLIO"), WHICH IN TURN INVESTS PRIMARILY IN A PORTFOLIO OF NON-U.S. DEBT SECURITIES. THE PORTFOLIO IS A SEPARATELY MANAGED SERIES OF SCHRODER CAPITAL FUNDS II ("SCHRODER CORE II"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY REGISTERED UNDER THE 1940 ACT. THE PORTFOLIO HAS AN IDENTICAL INVESTMENT OBJECTIVE AND SUBSTANTIALLY SIMILAR INVESTMENT POLICIES AS THE FUND (SEE "OTHER INFORMATION - FUND STRUCTURE"). ACCORDINGLY, THE INVESTMENT EXPERIENCE OF THE FUND IS DERIVED DIRECTLY FROM THE INVESTMENT EXPERIENCE OF THE PORTFOLIO. OF COURSE, AS WITH ANY MUTUAL FUND, THERE IS NO ASSURANCE THAT THE FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

This prospectus sets forth concisely the information a prospective investor should know and should be read and retained. To learn more about the Fund, you may obtain a copy of the Fund's current Statement of Additional Information (the "SAI") which is incorporated by reference into this Prospectus. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov) or may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling 1-800-290-9826.

PROSPECTUS SUMMARY

This prospectus offers Advisor Class shares ("Advisor Shares" or "Shares") of the Schroder International Bond Fund (the "Fund"), which is a separately managed, non-diversified series of Schroder Capital Funds (Delaware) (the "Trust"), an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

INVESTMENT ADVISER

The Portfolio's investment adviser is Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York 10019. The Fund (and indirectly its shareholders) bears a pro rata portion of the investment advisory fee paid to SCMI by the Portfolio. See "Management of the Fund - Investment Adviser and Portfolio Manager."

Prior to January 1, 1997, the Portfolio had no operating history. The historical performance of another mutual fund previously managed by the Portfolio Manager which had substantially similar investment objective, policies, limitations, strategies and risks to those of the Fund, is presented in Appendix A.

ADMINISTRATIVE SERVICES

Schroder Fund Advisors Inc. ("Schroder Advisors") serves as administrator and distributor of the Fund, and Forum Administrative Services, LLC ("Forum") serves as the Fund's sub-administrator.

PURCHASES AND REDEMPTIONS OF SHARES. Shares may be purchased or redeemed by mail, by bank-wire or through an investor's broker-dealer or other financial institution. The minimum initial investment is $25,000, except that the minimum for an Individual Retirement Account ("IRA") is $2,000. The minimum subsequent investment is $2,000. See "Investment in the Fund -- Purchase of Shares" and "-- Redemption of Shares."

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund declares annually and pays as a dividend substantially all of its net investment income and realized net short-term capital gain, and at least annually distributes any net realized long-term capital gain and gains from foreign currency transactions. Dividends and capital gain distributions are reinvested automatically in additional Advisor Shares of the Fund at net asset value unless the shareholder has notified the Fund in an Account Application or otherwise in writing of the shareholder's election to receive dividends or other distributions in cash. See "Dividends, Other Distributions and Taxes."

                                  ------------

SCHRODER INTERNATIONAL BOND FUND

OBJECTIVE: High rate of total return by investing primarily in a Portfolio of non-U.S. debt securities.
STRATEGY: Invests mainly in foreign bonds, primarily debt securities of foreign governments, agencies and supranational organizations denominated in foreign currencies.


                                  ------------

RISK CONSIDERATIONS

Alone, the Fund is not a balanced investment plan. It is intended for long-term investors seeking investments in markets outside the U.S., who are willing to accept the risks of foreign investing.

It is important to note that the Portfolio's investments in the securities of issuers located in foreign countries may involve certain risks not associated with domestic investing, such as the possible imposition of exchange controls or other foreign governmental, laws or restrictions.

The Fund's net asset value ("NAV") is expected to vary because the market value of the Portfolio's investments will change due to changes in the value of the securities in which the Portfolio invests, market conditions, interest rates, currency fluctuations, or other political or economic news. The Fund is non-diversified, which means that it may invest a greater portion of its assets in securities of individual issuers than diversified funds. Consequently, changes in the market value of a single issuer could cause greater fluctuations in the Fund's NAV than would occur in a more diversified fund. When you sell your shares, they may be worth more or less than what you paid for them. (See "Investment Objectives, Policies and Risk Considerations --. Risk Considerations").

                     [Check Mark] UNDERSTANDING MUTUAL FUNDS

(SOME SORT OF CALL-OUT BOX SHOWING THE RISK DIFFERENTIAL AMONG MONEY MARKET, BOND, EQUITY, ASSET-ALLOCATION FUNDS? OR SOMETHING ELSE?)

                                   [World Map]

FEE TABLE

Transaction and Operating Expenses. The table below shows the estimated costs and expenses that you would incur as a holder of Advisor Shares, based upon the projected annual operating expenses for the Fund's first year. The table includes the Fund's estimated pro rata portion of the Portfolio's operating expenses, which are borne indirectly by the Fund's shareholders.


                    TRANSACTION EXPENSES                    OPERATING EXPENSES                      EXAMPLES

SCHRODER            Maximum sales              NONE         Management Fee           ____%          After 1 Year        $
INTERNATIONAL       charge on
BOND                purchases and
FUND                reinvested dividends

                    Deferred sales             NONE         12b-1 Fee                NONE           After 3 Years       $
                    charge on
                    redemptions

                    Exchange Fee               NONE         Other Expenses                          After 5 Years       $
                                                             (after waivers or
                                                             reimbursements)         ____%

                                                            TOTAL FUND                              After 10 Years      $
                                                             OPERATING
                                                             EXPENSES (after
                                                             waivers or
                                                             reimbursements)         ____

                                                                                     ____%


SCMI has voluntarily agreed to limit its management fee to an annual rate of [0.00]% of the Portfolio's average daily net assets. See page ___ for further explanation of these fees. Absent any fee waivers and expense reimbursements Other Expenses and Total Operating Expenses of the Fund would be ____% and ____%, respectively.

Transaction expenses may be charged directly to an investor when buying, selling or exchanging shares of the Fund. Operating expenses, which are paid out of the Fund's assets, are factored into the Fund's share price and are not charged directly to shareholder accounts.

EXAMPLE. The table below indicates how much you would pay in total expenses for a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example is based on projected expenses for the Fund's first year of operation, assumes the reinvestment of all dividends and other distributions, and does not reflect the effect of taxes. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES OR RETURNS MAY VARY FROM THOSE SHOWN.

PERFORMANCE

The Fund's performance may be quoted in advertising in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, a Fund takes the interest income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss. Published yield quotations are, and total return figures may be, based on amounts actually invested in the Fund net of sales loads that may be paid by an investor. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of shares purchased that take into account payment of the sales load.

The Fund's advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC/Donoghue, Inc. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance. All performance information for the Fund is calculated on a class basis. In addition, the Fund may use a benchmark securities index as a measure of the Fund's performance. These indices are not used in the management of the Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund. The Fund may from time to time advertise a comparison of their performance against any of these or other indices.

INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

The Fund is designed for investors seeking a high rate of total return by investing mainly in debt securities and debt-related investments, which may be domestic or foreign, and may be denominated in foreign or U.S. currency. The Fund has a fundamental investment policy that allows it to invest primarily in the Portfolio which in turn, invests primarily in a portfolio of non-U.S. debt securities. All other investment policies of the Fund and the Portfolio are substantially identical. There can be no assurance that the Fund or Portfolio will achieve its investment objective.

Although the following information describes the investment policies of the Portfolio and the responsibilities of Schroder Core II's Board of Trustees (the "Schroder Core II Board"), it applies equally to the Fund and the Trust's Board of Trustees (the "Board"). Additional information concerning the investment policies of the Fund and the Portfolio is contained in the SAI.

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to seek to provide a high rate of total return by investing primarily in a portfolio of non-U.S. debt securities. There can be no assurance that the Portfolio will achieve its investment objective. The investment objective of the Portfolio may not be changed without approval of the holders of a majority of the outstanding voting interests (defined in the same manner as the phrase "vote of a majority of the outstanding voting securities" is defined in the 1940 Act) of the Portfolio.

                                -----------------

INVESTMENT POLICIES

The Portfolio will seek to achieve its investment objective by investing in debt securities and debt-related investments, which may be domestic or foreign, and may be denominated in foreign or U.S. currency.

The Portfolio will, under normal market conditions, invest at least 65% of its total assets in foreign bonds, primarily debt securities of foreign governments, agencies and supranational organizations denominated in foreign currencies. These could have fixed, variable, floating or inverse floating rates of interest. The Portfolio may also purchase debt securities of corporate issuers. Some of these securities may be privately issued and/or convertible into common stock or they may be traded together with warrants for the purchase of common stock.

The Portfolio may invest in a variety of countries, and under ordinary circumstances will invest in a minimum of 5 countries other than the U.S. This includes countries with established economies as well as emerging market countries, including, but not limited to, those in Latin America and other newly industrialized countries, such as South Korea and Taiwan, that the investment adviser believes present favorable opportunities.

The Portfolio may invest up to 10% of its net assets in lower-rated debt securities, including short-term instruments. Lower-rated securities are rated below BBB by Standard & Poor's ("S&P") or Baa by Moody's Investors Service ("Moodys"). (See "Appendix A - Description of Securities Ratings.")

In order to enhance returns, manage risk more efficiently, reduce trading costs, and help protect against changes in securities prices and foreign exchange rates, the Portfolio may invest in currency on a spot or forward basis, securities or securities index options, foreign currency options, futures contracts and related options on futures contracts, and may enter into swap agreements. Additionally, the Portfolio may sell interest rate and bond index futures contracts, options on interest rate and bond index futures contracts and options and futures on debt securities, in each case for hedging purposes only.

The Portfolio may also (i) borrow up to 15% of its total assets, (ii) lend its securities to brokers, dealers and other financial institutions to earn income,
(iii) buy securities on a when-issued, firm, or standby commitment basis (whose market value may change prior to their delivery to the Portfolio), (iv) invest in repurchase agreements and enter into reverse repurchase agreements (which can create leverage and increase the Portfolio's investment risk), and (v) invest in loan participation interests (which involve certain risks, including credit and liquidity risks). (See "Loan Participation Interests" for further details.).

INVESTMENT RESTRICTIONS

The investment objective and the investment policies of the Portfolio that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of the Portfolio. A majority of outstanding voting securities means the lesser of (1) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (ii) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies of the Portfolio are not fundamental and may be changed by the Schroder Core II Board without approval of the interest holders of the Portfolio. Likewise, non-fundamental investment policies of the Fund may be changed by the Board without approval of the Fund's shareholders.

NON-DIVERSIFICATION

The Fund is classified as a "non-diversified" investment company under the 1940 Act. In contrast to a "diversified" company, a non-diversified company may invest more than 5% of its total assets in the securities of any one issuer. However, so that the Fund may continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio will limit its investments so that at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets not more than 5% will be invested in the securities of a single issuer and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer.

SECURITIES, INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain additional information about the securities in which the Portfolio may invest, strategies SCMI may employ in pursuit of the Portfolio's objective, and a summary of related risks. A complete listing of the Portfolio's investment restrictions and more detailed information about the Portfolio's investments is contained in the SAI. Policies and limitations are considered at the time of purchase.

SCMI may not buy any of these instruments or use these techniques unless it believes that they are consistent with the Portfolio's objective. Current holdings and recent investment strategies are described in the Fund's financial reports which are sent to shareholders twice a year. For a free financial report or SAI, please call 1-800-290-9826.

DESCRIPTION OF INVESTMENT PRACTICES AND INVESTMENTS

The investment adviser considers factors such as prospects for currency exchange and interest rates, inflation in each country, relative economic growth, government policies influencing exchange rates and business conditions, and the quality of individual issuers. The investment adviser will also determine, using good faith judgment, (1) country allocation, (2) currency exposure (asset allocation across currencies) and (3) diversified security holdings within each market.

Securities acquired by the Portfolio may be denominated in multinational currency units such as the European Currency Unit ("ECU"). Securities of issuers within a given country may be denominated in the currency of another country.

The investment adviser believes that active currency management can enhance portfolio returns through opportunities arising from interest rate differentials between securities denominated in different currencies and/or changes in value between currencies. Moreover, the investment adviser believes active currency management can be employed as an overall portfolio risk management tool. Foreign currency management can also provide overall portfolio risk diversification.

Generally, the Portfolio's average maturity will be shorter when interest rates worldwide or in a particular country are expected to rise, and longer when interest rates are expected to fall. The Portfolio may use various techniques to shorten or lengthen the dollar-weighted average maturity of its portfolio, including transactions in futures and options on futures, interest rate swaps, caps, floors and short sales.

FIXED INCOME SECURITIES AND THEIR CHARACTERISTICS. Investments by the Portfolio in fixed income securities, including money market instruments, are subject to risk even if all fixed income securities in the Portfolio's investment portfolio are paid in full at maturity. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

The market value of the interest-bearing debt securities held by the Portfolio will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and changes in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

RATING MATTERS. The Portfolio may purchase unrated securities if SCMI determines the security to be of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may not be as actively traded as rated securities. The Portfolio may retain a security whose rating has been lowered if SCMI determines that retaining the security is in the best interests of the Portfolio.

The Portfolio's investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that the Portfolio holds. A further description of the rating categories of certain nationally recognized statistical rating organizations (each a "NRSRO") is contained in the SAI. All these ratings are generally considered to be investment grade ratings, although Moody's indicates that securities with long-term ratings of Baa have speculative characteristics, and issuers whose securities are rated in the lowest investment grade are more likely to have a weakened capacity to make principal and interest payments due to changes in economic conditions or other circumstances than is the case with issues of higher-grade bonds.

For more information about the investments described in this section, please see the SAI.

ARBITRAGE

The Portfolio may sell a security in one market and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences in the price of the security in the different markets. The Portfolio does not actively engage in arbitrage. Such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Portfolio at the time of the transaction, thus eliminating any risk to the assets of the Portfolio.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

The Portfolio may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Portfolio may not invest in time deposits maturing in more than seven days which are subject to withdrawal penalties. The Portfolio will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its net assets.

BORROWING

The Portfolio may borrow up to a limit of 15% of its total assets from a bank, but only for temporary or emergency purposes. Borrowing may exaggerate the effect on the Portfolio's net asset value of any increase or decrease in the value of the Portfolio's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). The Portfolio will repay any money borrowed from a bank in excess of 5% of its total assets prior to purchasing additional securities. In addition, the Portfolio may invest up to one-third of its total assets in reverse repurchase agreements subject to the limitations set forth under "Repurchase Agreements and Reverse Repurchase Agreements".

BRADY BONDS

The Portfolio may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered U.S. Government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

There can be no assurance that Brady Bonds acquired by the Portfolio will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings. (For further information see "Brady Bonds," in the Statement of Additional Information.)

COMMERCIAL PAPER

The Portfolio may invest in commercial paper. The Portfolio will invest in commercial paper only if rated at the time of investment Prime-1 by Moody's or A-1 by S&P, or, if not rated by Moody's or S&P, if the Portfolio's investment adviser determines that the commercial paper is of comparable quality. Commercial paper represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies. (See "Appendix A--Description of Securities Ratings.").

CORPORATE DEBT SECURITIES

The Portfolio's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the Portfolio. The rate of return or return of principal on some debt obligations may be linked to indexes or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies.

Corporate debt securities with a rating lower than BBB by S&P, and corporate debt securities rated Baa or lower by Moody's have speculative characteristics, and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds. The Portfolio may invest up to 10% of its net assets in debt securities which are rated below investment grade. (See "High Yield Securities ("Junk Bonds").

FIRM AND STANDBY COMMITMENT AGREEMENTS AND
WHEN-ISSUED SECURITIES

New issues of certain debt securities are often offered on a when-issued basis. That is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm and standby commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The transactions are entered into in order to secure what is considered to be an advantageous price and yield to the Portfolio and not for purposes of leveraging the Portfolio's assets. However, the Portfolio will not accrue any income on these securities prior to delivery. The value of when-issued securities and firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom the Portfolio has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Portfolio.

FLOATING AND VARIABLE RATE SECURITIES AND
INVERSE FLOATERS

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Portfolio may, to the extent permitted by law, invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate tied to another interest rate, such as a money market index or Treasury bill rate.

The Portfolio may, to the extent permitted by law, invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities.

FOREIGN CURRENCY TRANSACTIONS

Forward foreign currency exchange contracts ("forward contracts") are intended to minimize the risk of loss to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security.

Such contracts do not eliminate fluctuations in the underlying prices of securities held by the Portfolio. Although such contracts tend to minimize the risk of loss due to a decline in the value of a currency that has been sold forward, and the risk of loss due to an increase in the value of a currency that has been purchased forward at the same time they tend to limit any potential gain that might be realized should the value of such currency increase.

Successful use of forward contracts depends on the investment adviser's skill in analyzing and predicting relative currency values. Forward contracts alter the Portfolio's exposure to currency exchange rate activity and could result in losses to the Portfolio if currencies do not perform as the investment adviser anticipates. The Portfolio may also incur significant costs when converting assets from one currency to another.

FOREIGN INDEX-LINKED INSTRUMENTS

As part of its investment program, and to maintain greater flexibility, the Portfolio may invest in instruments that have the investment characteristics of particular securities, securities indexes, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time. A foreign index may be based upon the exchange rate of a particular currency or currencies, the differential between two currencies, the level of interest rates in a particular country or countries, or the differential in interest rates between particular countries. In the case of foreign index-linked instruments linking the interest components to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument, the performance of which determines the return for the instrument. Tax considerations may limit the Portfolio's ability to invest in foreign index-linked instruments.

FUTURES CONTRACTS AND OPTIONS ON FUTURES
CONTRACTS

The Portfolio may enter into futures contracts and related options, which may be used for any legal purpose including to reduce trading costs. An interest rate or stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. There are several risks associated with the use of futures and related options for hedging purposes. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day: once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements until the position is closed. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the securities or currencies being hedged. An incorrect correlation could result in a loss on both the hedged securities or currencies and the hedging vehicle so that the Portfolio's return might have been better had hedging not been attempted. Use of options on securities, options on stock or bond indices, and warrants are subject to similar risk considerations (See "Options on Securities and Options on Stock or Bond Indices" below.)

GOVERNMENT SECURITIES

Government securities are obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

HIGH YIELD SECURITIES

Securities rated below BBB or Baa (sometimes called "junk bonds") are not considered "investment grade". There is more price volatility, greater risk of losing principal and interest, a greater possibility of the issuer going bankrupt, and other additional risks. These securities are considered speculative.

The Portfolio may invest up to 10% of its net assets in debt securities, including short-term instruments, that are rated below investment grade (i.e., below BBB by S&P or Baa by Moody's) or, if not rated, are deemed to be of equivalent quality by the investment adviser. The lower the ratings of such securities, the greater their risks. Moody's considers bonds it rates Baa to have speculative elements as well as investment grade characteristics. The Portfolio may invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. (See "Appendix A--Description of Securities Ratings.")

Investors should consider and be willing to accept the risks associated with high yield securities before investing. Investment in such bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Portfolio to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon such credit analysis than would be the case if the Portfolio were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares.

The use of credit ratings as the sole method for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings on a timely basis to reflect subsequent events.

ILLIQUID AND RESTRICTED SECURITIES

As a non-fundamental policy, the Portfolio will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale ("restricted securities"). There may be undesirable delays in selling illiquid securities at prices representing their fair value. This policy includes over-the-counter options held by the Portfolio and the "in the money" portion of the assets used to cover such options. The limitation on investing in restricted securities does not include securities that may not be resold to the general public but may be resold to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, as amended. If SCMI determines that a "Rule 144A security" is liquid pursuant to guidelines adopted by the Board, the security will not be deemed illiquid. These guidelines take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, that security may become illiquid, which could affect the Portfolio's liquidity. (See "Investment Policies - Illiquid and Restricted Securities" in the SAI for further information.)

LENDING OF PORTFOLIO SECURITIES

The Portfolio may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income. The total market value of securities loaned will not at any time exceed one-third of the total assets of the Portfolio. The risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Portfolio's investment adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

LOAN PARTICIPATION INTERESTS

In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank and sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants that must be kept by the borrower.

The principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. The Portfolio may incur additional credit risk, however, when it is in the position of participant rather than a co-lender because the Portfolio must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Portfolio and the co-lender.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The value of some mortgage-related or asset-backed securities in which the Portfolio invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolio, the ability of the Portfolio to use these instruments successfully may depend in part upon the ability of an investment adviser to forecast interest rates and other economic factors. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interest in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure (net of fees and costs which may be incurred)) may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. REMICs are similar to CMOs and are fixed pools of mortgages with multiple classes of interests held by investors. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual interest in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. The Portfolio limits its investment in CMO residuals to less than 5% of its net assets.

OTHER MORTGAGE-RELATED SECURITIES. The Portfolio's investment adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Portfolio's investment adviser will, consistent with the Portfolio's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

OTHER ASSET-BACKED SECURITIES. Other asset-backed securities (unrelated to mortgage loans) have been offered to investors, such as "CARs" ("Certificates for Automobile Receivables"). CARs represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs are "passed-through" monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARs, if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. If consistent with its investment objective and policies, the Portfolio may invest in CARs and in other asset-backed securities that may be developed in the future.

The Portfolio will invest only in mortgage-related (or other asset-backed) securities either (i) issued by U.S. government-sponsored corporations (currently GNMA, FHLMC and FNMA), or (ii) rated Baa or better by Moody's or BBB or better by S&P or, if not rated, of comparable investment quality as determined by the Portfolio's investment adviser.

OPTIONS ON FOREIGN CURRENCIES

The Portfolio may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Portfolio may also use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Portfolio's assets are or may be invested. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations, although, in the event of rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Portfolio will be traded on U.S. and foreign exchanges or over-the-counter.

OPTIONS ON SECURITIES AND OPTIONS ON STOCK OR
BOND INDICES

A put option is a short-term contract that gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. A call option is a short-term contract that gives the purchaser the right to buy from the seller of the option the underlying security at a specified price during the term of the option. A call option on a stock or bond index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Portfolio will only write "covered" call options and "secured" put options. A "covered" call option means generally that so long as the Portfolio is obligated as the writer of a call option, the Portfolio will either own the underlying securities subject to the call, or hold a call at the same exercise price, for the same exercise period, and on the same securities as the call written. A "secured" put option means generally that so long as the Portfolio is obligated as the writer of the put option, the Portfolio will maintain liquid assets with a value equal to the exercise price in a segregated account, or hold a put on the same underlying security at an equal or greater exercise price. Options in which the Portfolio may invest may be traded on exchanges and in the over-the-counter market.

REPURCHASE AGREEMENTS AND
REVERSE REPURCHASE AGREEMENTS

The Portfolio may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller -- a U.S. bank or recognized broker-dealer -- sells securities to the Portfolio and agrees to repurchase the securities at the Portfolio's cost plus interest within a specified period (normally one day). In these transactions, the values of the underlying securities purchased by the Portfolio are monitored at all times by SCMI to ensure that the total value of the securities equals or exceeds the value of the repurchase agreement, and the Portfolio 's custodian bank holds the securities until they are repurchased. In the event of default by the seller under the repurchase agreement, the Portfolio may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in disposing of them. To evaluate potential risks, SCMI reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements.

The Portfolio may enter into reverse repurchase agreements with banks or broker-dealers, which involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. The Portfolio will maintain a segregated account consisting of cash, U.S. government securities, foreign government securities provided they are of high liquidity and quality, or other high-grade debt obligations maturing not later than the expiration of the reverse repurchase agreement, to cover its obligations under reverse repurchase agreements. The Portfolio will limit its investments in reverse repurchase agreements and other borrowing to no more than one-third of its total assets. The use of reverse repurchase agreements by the Portfolio creates leverage that increases the Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

RESTRICTED SECURITIES

To the extent that it invests in restricted securities, the Portfolio may be exposed to additional risks. "Restricted" securities are those securities that have not been registered under the Securities Act of 1933. Because they are unregistered, only a limited number of investors are qualified to invest in such securities, which imposes the risk that the Portfolio investing in restricted securities may not be able to easily dispose of them. In disposing of restricted securities the Portfolio may incur additional transaction costs in finding a buyer or, in an extreme case, registering the security.

SWAP AGREEMENTS

The Portfolio may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a "basket" of securities representing a particular index). Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Whether the Portfolio's use of swap agreements will be successful in furthering its investment objective will depend upon the investment adviser's ability to predict whether certain types of investments will produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.

Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. An investment adviser will cause the Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio's repurchase agreement guidelines. Certain restrictions imposed on the Portfolio by the Internal Revenue Code may limit the Portfolio's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, to enter into swap agreements or could have tax consequences. (See "Tax Information" in the Statement of Additional Information for information regarding the tax considerations relating to swap agreements.)

TEMPORARY DEFENSIVE INVESTMENTS

For temporary defensive purposes, the Portfolio may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers with respect to) short-term debt securities, including commercial paper, U.S. Treasury bills, other short-term U.S. Government securities, certificates of deposit and bankers' acceptances of U.S. banks. The Portfolio also may hold cash and time deposits in U.S. banks. In transactions involving "repurchase agreements," the Portfolio purchases securities from a bank or broker-dealer who agrees to repurchase the security at the Portfolio's cost plus interest within a specified time. The securities purchased by the Portfolio have a total value in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. See "Investment Policies" in Part B for further information about all these securities.

ZERO COUPON BONDS

Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from the face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Portfolio interests and from loan proceeds. Because interest on zero coupon obligations is not paid to the Portfolio on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest-paying securities of similar maturities. The discount represents income a portion of which the Portfolio must accrue and distribute every year even though the Portfolio receives no payment on the investment in that year.

RISK CONSIDERATIONS

Generally, when interest rates fall, the market prices of bonds rise. When rates rise, the market prices of bonds generally fall.

Alone, the Fund is not a balanced investment plan. It is intended for long-term investors who seek investments in markets outside the U.S. and are willing to accept the risks of foreign investing.

Securities rated below BBB or Baa (sometimes called "junk bonds") are not considered "investment grade" and run greater risks of price fluctuations, loss of principal and interest, default or bankruptcy by the issuer and other risks, which is why these securities are considered speculative. (See "High Yield Securities, for additional risks.) Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see "Description of Investment Practices and Investments--"Foreign Currency Transactions" and "Foreign Securities.")

There are certain risks associated with investment securities with floating or inverse floating rates of interest. (See "Description of Investment Practices and Investments"--"Floating and Variable Rate Securities and Inverse Floaters.")

Because the market value of the Portfolio's investments will change, the net asset value of the Portfolio will also change. Rapid changes in interest rates can affect bond prices significantly. The value of the securities in the Portfolio (and, therefore, its NAV) will fluctuate in response to factors such as (i) conditions in the securities markets, (ii) business success of the security's issuer, (iii) creditworthiness of the issuer of the security, (iv) changing interest rates, (v) average maturity of the Portfolio's investments,
(vi) real or perceived economic and competitive industry conditions, (vii) foreign currency exchange rates, and (viii) other factors.

In unusual or adverse market conditions, for temporary defensive purposes, the Portfolio may invest all or a portion of its assets in cash or cash equivalent short-term obligations such as obligations issued or guaranteed by the U.S. Government, any of its agencies or instrumentalities, or by any of the States; or in money market funds, repurchase and reverse repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper.

The Portfolio's investments in the securities of issuers located in foreign countries may involve certain risks, such as the possible imposition of exchange controls or other foreign governments, laws or restrictions. Because the Portfolio may invest up to 100% of its total assets in instruments denominated in currencies other than U.S. dollars, the Portfolio is subject to the risk that fluctuations in the exchanges rates between the U.S. dollar and foreign currencies may negatively affect its investments. In addition, income from foreign securities will be received and realized in foreign currencies, and the Portfolio is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar will reduce the dollars available to make a distribution. Similarly, if the exchange rate declines between the time after the Portfolio's income has been earned and computed in U.S. dollars and the time it is paid, or between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the Portfolio may have to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. See "Considerations and Risks of Investments in Foreign Securities" below.

CONSIDERATIONS AND RISKS OF INVESTMENTS IN FOREIGN SECURITIES.

General. Investments in foreign securities involve certain risks not associated with domestic investing, including fluctuations in foreign exchange rates, uncertain political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because international investments generally involve risks in addition to those risks associated with investments in the U.S., the Fund should be considered only as a vehicle for international diversification and not as a complete investment program.

Foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as economic growth rates, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. Certain foreign investments may also be subject to foreign withholding taxes, thereby reducing the income available for distribution to the Portfolio's interestholders. Additionally, commission rates payable on foreign portfolio transactions are generally higher than in the U.S.; accounting, auditing and financial reporting standards differ from those in the U.S. and this may mean that less information about foreign companies may be available than is generally available about issuers of comparable securities in the U.S.; and foreign securities often trade less frequently and with less volume than U.S. securities and consequently may exhibit greater price volatility.

GEOGRAPHIC CONCENTRATION. The Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent that it invests in issuers located in one country, the Portfolio is susceptible to factors adversely affecting that country, including the political and economic developments and foreign exchange rate fluctuations discussed above. As a result of investing substantially in one country, the value of the Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.

FINANCIAL INFORMATION AND STANDARDS AND REGULATION OF ISSUERS. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. Often, available information about issuers and their securities is less extensive in foreign markets, particularly emerging market countries, than in the United States. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Portfolio than that provided by U.S. laws.

CURRENCY FLUCTUATIONS AND DEVALUATIONS. Because the Portfolio will invest in non-U.S. dollar denominated securities, changes in foreign currency exchange rates will affect the value of the Portfolio's investments. A decline against the dollar in the value of currencies in which the Portfolio's investments are denominated will result in a corresponding decline in the dollar value of its assets. This risk tends to be heightened in the case of investing in certain emerging market countries. For example, some currencies of emerging market countries have experienced repeated devaluations relative to the U.S. dollar, and major adjustments have periodically been made in certain of such currencies. Some emerging market countries may also have managed currencies that do not float freely against the dollar. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

The Portfolio may enter into foreign currency forward contracts to purchase or sell foreign currencies in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Portfolio due to a decline in the value of the currency sold, they also limit any possible gain that might result should the value of such currency rise. See "Foreign Currency Transactions, "Futures, Options on Futures Contracts" and "Options on Foreign Currencies" below.

RISKS OF EMERGING MARKETS. In any emerging market country, there is the possibility of expropriation of assets, confiscatory taxation, foreign exchange controls, foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability or diplomatic developments, all of which could affect investments in those countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Certain emerging market countries may restrict investment by foreign entities. For example, some of these countries may limit the size of foreign investment in certain issuers, require prior government approval of foreign investment, impose additional tax on foreign investors or limit foreign investors to specific classes of securities of an issuer that have less advantageous rights (with regard to price or convertibility, for example) than classes available to domiciliaries of the country. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Portfolio.

Emerging markets generally present a greater risk of imposition of substantial limitations to a foreign investor's ability to repatriate investment income, capital or the proceeds of sales of securities. In the event of expropriation, nationalization or other confiscation, the Portfolio could lose its entire investment in the country involved.

Several emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation in recent years. Inflation and rapid fluctuations in inflation rates may have very negative effects on the economies and securities markets of certain emerging market countries. Further, inflation accounting rules in some emerging market countries require, for companies that keep accounting records in the local currency, that certain assets and liabilities be restated on the Trust's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain emerging market companies.

MANAGEMENT OF THE FUND

BOARDS OF TRUSTEES

The business and affairs of the Fund are managed under the direction of the Board. The business and affairs of the Portfolio are managed under the direction of the Schroder Core II Board. The Trustees of both the Trust and Schroder Core II (collectively the "Trusts") are Peter E. Guernsey, John I. Howell, Clarence
F. Michalis, Hermann C. Schwab and Mark J. Smith. Additional information regarding the Trustees and executive officers of the Trust, as well as Schroder Core II's trustees and executive officers, may be found in the SAI under the heading "Management, Trustees and Officers."

INVESTMENT ADVISER AND PORTFOLIO MANAGER

SCMI serves as investment adviser to the Portfolio. SCMI manages the Portfolio and continuously reviews, supervises and administers the Portfolio's investments. In this regard, SCMI is responsible for making decisions relating to the Portfolio's investments and placing purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. For its services with respect to the Portfolio, the Investment Advisory Agreement between SCMI and the Trust provides that SCMI will receive a monthly advisory fee at the annual rate of 0.50% of the Portfolio's average daily net assets, which the Fund indirectly bears through investment in the Portfolio. SCMI has agreed , however, to limit its fee to an annual rate of 0.00% of the Portfolio's average daily net assets. Such fee limitation arrangement shall remain in effect until its elimination is approved by the Board of Trustees. The Fund bears no separate investment advisory fee directly.

SCMI is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries world-wide. The Schroder Group specializes in providing investment management services.

Mr. Michael Perelstein is primarily responsible for the day-to-day management of the Portfolio's investment portfolio with the assistance of Mr. Mark Astley and an investment committee. Mr. Perelstein has been a Senior Vice President of SCMI since January 2, 1997. Prior thereto, Mr. Perelstein was a Managing Director at MacKay-Shields. Mr. Perelstein has more than twelve years of international and global investment experience.

[Check Mark] SCHRODER GROUP FACTS


                                   [World Map]

Schroder Group offers a broad selection of mutual funds from around the world.

-    Number of mutual funds: over ______

-    Assets in mutual funds: over $  130 billion as of October 31, 1996.

-    Number of shareholder accounts: over ______

-    Number of investment analysts and portfolio managers: over ______


ADMINISTRATIVE SERVICES

On behalf of the Fund, the Trust has entered into an administrative services contract with Schroder Advisors, 787 Seventh Avenue, 34th Floor, New York, New York 10019. On behalf of the Portfolio, the Trust has also entered into a sub-administration agreement with Forum, Two Portland Square, Portland, Maine 04101. Pursuant to these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations, other than the investment management and administrative services provided to the Portfolio by SCMI. Schroder Advisors is compensated at the annual rate of 0.10% of the Fund's average daily net assets. Forum is compensated at the annual rate of 0.075% of the Fund's average daily net assets.

Schroder Advisors and Forum provide similar services to the Portfolio, for which the Portfolio pays Schroder Advisors at the annual rate of 0.15% of the Portfolio's average daily net assets and pays Forum at the annual rate of 0.075% of the Portfolio's average daily net assets.

DISTRIBUTION PLAN & SHAREHOLDER SERVICES PLAN

Schroder Advisors acts as distributor of the Fund's shares. Schroder Advisors was organized in 1989 and registered as a broker-dealer to serve as an administrator and distributor of the Fund and other mutual funds. Under a distribution plan, pursuant to Rule 12b-1 under the Act (the

"Distribution Plan") adopted by the Trust on behalf of the Fund, which is in the form of a reimbursement plan, the Trust each month may potentially reimburse Schroder Advisors, as distributor, for costs and expenses incurred in connection with the distribution of Advisor Shares. Such reimbursement is subject to a limit on an annual basis to 0.50% of the Fund's average daily net assets attributable to Advisor Shares. The Fund will not make any payments under the Distribution Plan with respect to Advisor Shares until the Board so authorizes.

Payment or reimbursement under the Distribution Plan may be for various types of costs, including (1) advertising expenses, (2) costs of printing prospectuses and other materials to be given or sent to prospective investors, (3) expenses of sales employees or agents of Schroder Advisors, including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares, (4) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Advisor Shares, and (5) payments to banks, trust companies, broker-dealers (other than Schroder Advisors) or other financial organizations (collectively, "Service Organizations"). Payments to Service Organizations under the Distribution Plan are calculated by reference to the average daily net assets of Advisor Shares held by shareholders who have a brokerage or other service relationship with the Service Organization. The Fund will not be liable for distribution expenditures made by Schroder Advisors in any given year in excess of the maximum amount payable under the Distribution Plan in that year. Costs or expenses in excess of the per annum limit may not be carried forward to future years. Salary expenses of sales personnel who are responsible for marketing various shares of portfolios of the Trust may be allocated to those portfolios, including the Advisor Shares of the Fund, that have adopted a plan similar to that of the Fund on the basis of average daily net assets. Travel expenses may be allocated to, or divided among, the particular portfolios of the Trust for which they are incurred.

The Trust, on behalf of the Fund, has also adopted a shareholder service plan (the "Shareholder Service Plan"), pursuant to which Schroder Advisors, as administrator of the Fund, is authorized to pay Service Organizations a servicing fee. Payments under the Shareholder Service Plan may be for various types of services, including (1) answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Fund may be effected and other matters pertaining to the Fund's services, (2) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, (3) assisting shareholders in arranging for processing purchase, exchange and redemption transactions, (4) arranging for the wiring of funds, (5) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts, (6) integrating periodic statements with other customer transactions and (7) providing such other related services as the shareholder may request. The maximum amount payable under the Shareholder Services Plan is 0.25% of the Fund's average daily net assets attributable to Advisor Shares.

Payments to Service Organizations under the Shareholder Service Plan are calculated by reference to the average daily net assets of Advisor Shares held by shareholders who have a brokerage or other service relationship with the Service Organization. Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum or subsequent investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the

Service Organization by Schroder Advisors. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

SERVICE ORGANIZATIONS

The Glass-Steagall Act and other applicable laws and regulations provide that banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

EXPENSES

SCMI and Schroder Advisors have voluntarily undertaken to waive a portion of their fees or assume certain expenses of the Fund. This undertaking is designed to place a maximum limit on total Fund expenses (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) chargeable to Advisor Shares of [ ____%]of the average daily net assets of the Fund attributable to those shares. This expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the Act) of the Trust. If expense reimbursements are required, they will be made on a monthly basis.

PORTFOLIO TRANSACTIONS

SCMI places orders for the purchase and sale of the Portfolio's investments with brokers and dealers selected by SCMI in its discretion and seeks "best execution" of such portfolio transactions. The Portfolio may pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to the Portfolio than would be the case for comparable transactions effected on U.S. securities exchanges.

Subject to the Portfolio's policy of obtaining the best price consistent with quality of execution on transactions, SCMI may employ Schroder Securities Limited and its affiliates (collectively, "Schroder Securities") affiliates of SCMI to effect transactions of the Portfolio on certain foreign securities exchanges. Because of the affiliation between SCMI and Schroder Securities, the Portfolio's payment of commissions to Schroder Securities is subject to procedures adopted by

Schroder Core II Board designed to ensure that such commissions will not exceed the usual and customary brokers' commissions. No specific portion of the Portfolio's brokerage will be directed to Schroder Securities and in no event will Schroder Securities receive such brokerage in recognition of research services.

Consistent with the Rules of the Association of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Schroder Core II Board may determine, SCMI may consider sales of shares of the Fund or any other entity that invests in the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

Although the Portfolio does not currently engage in directed brokerage arrangements to pay expenses, it may do so in the future. These are arrangements whereby brokers executing the Portfolio's portfolio transactions would agree to pay designated expenses of the Portfolio if brokerage commissions generated by the Portfolio reached certain levels. These arrangements might reduce the Portfolio's expenses (and, indirectly, the Fund's expenses). As anticipated, these arrangements would not materially increase the brokerage commissions paid by the Portfolio.

CODE OF ETHICS

The Trust, Schroder Core II, SCMI, Schroder Advisors, and Schroders Incorporated have each adopted a code of ethics that contains a policy on personal securities transactions by "access persons," including portfolio managers and investment analysts. That policy complies in all material respects with the recommendations set forth in the Report of the Advisory Group on Personal Investing of the Investment Company Institute, of which the Trust is a member.

INVESTMENTS AND REDEMPTIONS

PURCHASE OF SHARES

Investors may purchase Advisor Shares directly from the Trust. Prospectuses, sales material and Account Applications can be obtained from the Trust or through Forum Financial Corp., the Fund's transfer agent ("Transfer Agent"). (See "Other Information -- Shareholder Inquiries"). Investments may also be made through Service Organizations that assist their customers in purchasing shares of the Fund. Such Service Organizations may charge their customers a service fee for processing orders to purchase or sell shares of the Fund. Investors wishing to purchase shares through their accounts at a Service Organization should contact that organization directly for appropriate instructions.

Shares of the Fund are offered at the net asset value next determined after receipt of an order in proper form; one of the forms of payment described below together with a completed Account Application (at the address set forth below). The minimum initial investment is $25,000, except that the minimum for an IRA is $2,000. The minimum subsequent investment is $2,000. The

Trust reserves the right to waive the minimum initial investment at its discretion. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

BY MAIL. Initial and subsequent purchases may be made by mailing a check (in U.S. dollars) payable to "Schroder International Bond Fund" to:

          Schroder International Bond Fund - Advisor Shares
          P.O. Box 446
          Portland, Maine 04112

For initial purchases, the check must be accompanied by a completed Account Application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the investment.

BY WIRE. Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

          Chase Manhattan Bank
          New York, NY
          ABA No.: 021000021
          For Credit To: Forum Financial Corp.
          Acct. No.: 910-2-718187
          Ref.: Schroder International Bond Fund - Advisor Shares
          Account of: (shareholder name)
          Account Number: (shareholder account number)

The wire order must specify the name of the Fund, the Advisor Shares class, the account name and number, address, confirmation number, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and an Account Application must be completed and mailed to the Fund. Wire orders received prior to 4:00 p.m. (Eastern Time) on each day that the New York Stock Exchange is open for trading (a "Fund Business Day") will be processed at the net asset value determined as of that day. Wire orders received after 4:00 p.m. (Eastern Time) will be processed at the net asset value determined as of the next Fund Business Day. See "Net Asset Value" below.

For each shareholder of record, the Fund's Transfer Agent, as the shareholder's agent, establishes an open account to which all shares purchased are credited, together with any dividends and capital gain distributions that are reinvested in additional shares. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and capital gains will be reinvested in additional shares. In addition, the amount of any outstanding checks for dividends and capital gains that have been returned to the Transfer Agent will be reinvested and such checks will be canceled.

RETIREMENT PLANS

Shares of the Fund are offered in connection with tax-deferred retirement plans. Applications forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

INDIVIDUAL RETIREMENT ACCOUNTS

The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming The First National Bank of Boston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $2,000. Under certain circumstances contributions to an IRA may be tax deductible. IRAs are available to individuals who receive compensation or earned income and their spouses, whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before effecting a rollover.

REDEMPTION OF SHARES

Shares of the Fund are redeemed at their next determined net asset value following receipt by the Fund (at the address set forth above under "Purchase of Shares") of a redemption request in proper form. (See "Net Asset Value.") Redemption requests may be made between 9:00 a.m. and 6:00 p.m. (Eastern Time) on each Fund Business Day. Redemption requests that are received prior to 4:00 p.m. (Eastern Time) will be processed at the net asset value determined as of that day. Redemption requests that are received after 4:00 p.m. (Eastern Time) on a Fund Business Day will be processed at the net asset value determined the next Fund Business Day. See "Net Asset Value" below.

BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at the Account Information telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of Shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the Account Application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that such instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

BY MAIL. Redemptions may be made by letter to the Fund specifying the class of shares, the dollar amount or number of Shares to be redeemed and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the telephone number appearing on the cover of this Prospectus.

If Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request and the assignment form on the back of the certificates, or an assignment separate from the certificates (but accompanied by the certificates), must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Fund suggests that certificates be sent by registered mail.

ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds will normally be mailed within seven days. No redemption proceeds will be mailed until checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

The Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that exchange is closed, (ii) the SEC has by order permitted such suspension, or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

If the Trust Board determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Shares in whole or in part by a distribution in kind of portfolio securities (from the investment portfolio of the Portfolio or of the Fund), in lieu of cash, in conformity with applicable rules of the SEC. The Fund will, however, redeem Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed

Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. See "Additional Purchase and Redemption Information -- Redemption in Kind" in the SAI.

The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem Shares in any account (other than an IRA) if at any time the account does not have a value of at least $2,000, unless the value of the account fell below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than $2,000 and be allowed at least 30 days to make an additional investment to increase the account balance to at least $2,000.

NET ASSET VALUE

The net asset value per share of the Fund is calculated separately for each class of Shares of the Fund at 4:00 p.m. (Eastern Time), Monday through Friday, each Fund Business Day, which excludes the following U.S. holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share is calculated by dividing the aggregate value of the Fund's assets less all Fund liabilities, if any, by the number of Shares of the Fund outstanding.

Generally, securities held by the Portfolio that are listed on recognized stock exchanges are valued at the last reported sale price, on the day when the securities are valued (the "Valuation Day"), on the primary exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges for which there were no sales on the Valuation Day are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core II Board.

Trading in securities on non-U.S. exchanges and over-the-counter markets may not take place on every day that the New York Stock Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which the Fund's net asset value is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at fair value as determined in good faith by using methods approved by the Schroder Core II Board.

All assets and liabilities of the Portfolio denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FUND

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies. By complying therewith, the Fund will be relieved of Federal income tax on that part of its investment company taxable income (consisting generally of its share of the Portfolio's net investment income, net short-term capital gain and gain from certain foreign currency transactions) and net long-term capital gain that is distributed to its shareholders. The Fund intends to distribute substantially all of its net investment income and its net realized long-term capital gain at least annually and, therefore, intends not to be subject to Federal income tax.

If the Fund is eligible to do so, it intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Portfolio. If the Fund makes such an election, its shareholders would include as gross income in their Federal income tax returns both distributions received from the Fund and the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from dividends and interest paid to the Portfolio from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their Federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income. The Fund intends to declare annually and pay as a dividend substantially all of its net investment income and net short-term capital gain and to distribute annually any net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net realized gains from foreign currency transactions. The Fund also may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain. Dividends and capital gain distributions on Advisor Shares are reinvested automatically in additional Advisor Shares at net asset value unless the shareholder has elected in the Account Application, or otherwise in writing, to receive distributions in cash.

After every dividend and other distribution, the value of a Share declines by the amount of the distribution. Purchases made shortly before a dividend or other distribution include in the purchase price the amount of the distribution, which will be returned to the investor in the form of a taxable distribution.

Dividends and other distributions paid by the Fund with respect to both classes of its shares will be calculated in the same manner and at the same time. The per share dividends on Advisor Shares are expected to be lower than the per share dividends on Investor Shares as a result of any 12b-1 fees and other compensation payable to Service Organizations for distribution assistance and shareholder servicing for the Advisor Shares.

Dividends from the Fund's taxable income generally will be taxable to its shareholders as ordinary income whether they are invested in additional Shares or received in cash. Distributions by the Fund of any net capital gain designated by the Fund as such will be taxable to a shareholder as long-term capital gain, regardless of how long the shareholder has held the Shares and whether they are invested in additional Shares or received in cash. Each year the Trust will notify shareholders of the tax status of dividends and other distributions.

As of the date of this Prospectus, and subject to changes in the tax law, a redemption of Shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed Shares. If Shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital gain distributions received on those Shares.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisors as to the tax consequences of ownership of Shares in their particular circumstances.

There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the Portfolio may have to limit its investment activity in some types of instruments.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the SAI for further information.

THE PORTFOLIO

The Portfolio will not be required to pay Federal income tax on its net investment income and capital foreign currency gains because it is classified as a partnership for Federal income tax purposes. All interest, dividends and gains and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to its holdings in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

The Portfolio intends to conduct its operations so as to enable the Fund to qualify as a regulated investment company. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income or other taxes, which will reduce the yield on its securities.

OTHER INFORMATION

CAPITALIZATION AND VOTING

The Trust was organized as a Maryland corporation ("Schroder Capital Funds, Inc.") on July 30, 1969 and on January 9, 1996 was reorganized as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as the Advisor Shares), and the costs of doing so will be borne by the Trust. The Trust currently consists of eight separate series, each of which has separate investment objectives and policies. The Fund currently consists of two classes of Shares.

Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ. Shares are fully paid and non-assessable, and have no pre-emptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). On matters requiring shareholder approval, shareholders of the Trust are entitled to vote only with respect to matters that affect the interests of the Fund or the class of shares they hold, except as otherwise required by applicable law.

There will normally be no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Trust may remove any person serving as a Trustee and the Trust Board will call a special meeting of shareholders to consider removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Each share of the Fund has equal voting rights, except that if a matter affects only the shareholders of a particular class only shareholders of that class shall have a right to vote. From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

REPORTS

The Trust sends to each shareholder of the Fund a semi-annual report and an audited annual report.

CUSTODIAN AND TRANSFER AGENT

The Chase Manhattan Bank, N.A. is custodian of the Fund's and of the Portfolio's assets. Forum Financial Corp. serves as the Fund's transfer and dividend disbursing agent.

SHAREHOLDER INQUIRIES

Inquiries about the Fund, including its past performance, should be directed to:

          Schroder International Bond Fund
          P.O. Box 446
          Portland, Maine 04112

Information about specific shareholder accounts may be obtained from the Transfer Agent by calling (800) 344-8332.

FUND STRUCTURE

CLASSES OF SHARES. The Fund has two classes of shares, Investor Shares and Advisor Shares. Investor Shares are offered by a separate prospectus to individual investors, in most cases through Service Organizations. Advisor Shares incur more expenses than Investor Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions will differ between the classes. Information about Investor Shares is available from the Fund by calling Schroder Advisors at (800) 730-2932.

THE PORTFOLIO. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has substantially the same investment objective and policies as the Fund. Accordingly, the Portfolio directly acquires its own securities and the Fund acquires an indirect interest in those securities. The Portfolio is a separate series of Schroder Core II, a business trust organized under the laws of the State of Delaware in December 1996. Core Trust II is registered under the Act as an open-end management investment company and currently has one separate portfolio. The assets of the Portfolio, a non-diversified portfolio, belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Schroder Core II. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of [FEBRUARY __ 1997, THE FUND HAD ___ ADDITIONAL INSTITUTIONAL INVESTORS IN THE PORTFOLIO]. The Portfolio may permit other investment companies or institutional investors to invest in it. All other investors in the Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses.

The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the Act and other applicable law, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

The Portfolio will not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund and could have different advisory and other fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares to members of the general public. Information regarding any such funds in the future will be available from Schroder Core II by calling Forum Financial Corp. at (207) 879-8903.

Under federal securities laws, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Schroder Core II, its Trustees and certain of its officers are required to sign the registration statement of the Trust and may be required to sign the registration statements of certain other future publicly offered investors in the Portfolio. In addition, under federal securities laws, Schroder Core II could be liable for misstatements or omissions of a material fact in any proxy soliciting material of a publicly offered investor in Schroder Core II, including the Fund. Under the Trust Instrument for Schroder Core II, each investor in the Portfolio, including the Trust, will indemnify Schroder Core II and its Trustees and officers ("Schroder Core II Indemnitees") against certain claims.

Indemnified claims are those brought against Schroder Core II Indemnitees but based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials, except to the extent such claim is based on a misstatement or omission of a material fact relating to information about Schroder Core II in the investor's registration statement or proxy materials that was supplied to the investor by Schroder Core II. Similarly, Schroder Core II will indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Schroder Core II that is supplied to the investor by Schroder Core II. In addition, each registered investment company investor in the Portfolio will indemnify each Schroder Core II Indemnitee against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in Schroder Core
II. The purpose of these cross-indemnity provisions is principally to limit the liability of Schroder Core II to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Schroder Core II, its liability is similarly limited to information about and supplied by it.

CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the

Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

The Fund may withdraw its entire investment from the Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by SCMI, the Fund's investment adviser and subadviser, respectively, or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit SCMI to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

APPENDIX A
PRIOR PERFORMANCE OF THE PORTFOLIO MANAGER

Prior to the inception of Schroder International Bond Fund, the manager of its corresponding Portfolio, Michael Perelstein, was the manager of MainStay International Bond Fund (the "MainStay Fund"), which had an investment objective, policies and limitations substantially similar to those of Schroder International Bond Portfolio. Mr. Perelstein used the same analytical methods when identifying potential investments for that fund as he now uses for Schroder International Bond Portfolio. Mr. Perelstein was primarily responsible for the day-to-day management of the MainStay Fund, and no other person played a significant role in its management. The average total return for the MainStay Fund, and the performance of the Salomon Brothers After Tax Non-U.S. Government Bond Index, for the one-year period ended December 31, 1996, and for a period that approximates Mr. Perelstein's tenure as portfolio manager were as follows:

                                             January 1, 1995 (inception)
                         ONE YEAR            To December 31, 1996
                         --------            ---------------------------

MainStay
International*           _______%            __________%
Bond Fund

Before
deducting
maximum
sales load               ______%             __________%

After
deducting
maximum
sales load               ______%             __________%

Salomon Brothers
After Tax Non-U.S.
Government Bond Index    ______%             __________%

* Mr. Perelstein was the portfolio manager of MainStay International Bond Fund from ____ __, 199_, to December 31, 1996.

MainStay International Bond Fund is a separate fund and has different fees and expenses than Schroder International Bond Fund. THE DATA ABOVE ARE PROVIDED TO ILLUSTRATE THE PAST PERFORMANCE OF THE PORTFOLIO MANAGER IN MANAGING SUBSTANTIALLY SIMILAR ACCOUNTS AS MEASURED AGAINST SPECIFIED MARKET INDICES AND DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. INVESTORS SHOULD NOT CONSIDER THIS PERFORMANCE DATA AS AN INDICATION OF FUTURE PERFORMANCE OF THE PORTFOLIO, OF THE FUND OR OF THE PORTFOLIO MANAGER.

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

SUB-ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine  04101

CUSTODIAN
The Chase Manhattan Bank, N.A.
Global Custody Division
Woolgate House, Coleman Street
London EC2P 2HD, United Kingdom

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O. Box 446
Portland, Maine 04112

INDEPENDENT ACCOUNTANTS
________________ L.L.P.
One Post Office Square
Boston, Massachusetts 02109

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Table of Contents

PROSPECTUS SUMMARY . . . . . . . . . . . . . . . . . . . . .
The Fund . . . . . . . . . . . . . . . . . . . . . . . . . .
Investment Adviser . . . . . . . . . . . . . . . . . . . ...
Administrator and Distributor. . . . . . . . . . . . . . . .
Purchases and Redemptions of Shares. . . . . . . . . . . . .
Dividends and Distributions. . . . . . . . . . . . . . . . .
Risk Considerations. . . . . . . . . . . . . . . . . . . . .
Fee Table. . . . . . . . . . . . . . . . . . . . . . . . . .
FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . .
INVESTMENT OBJECTIVE, POLICIES
  AND RISK CONSIDERATIONS. . . . . . . . . . . . . . . . . .
Investment Objective . . . . . . . . . . . . . . . . . . . .
Investment Policies. . . . . . . . . . . . . . . . . . . . .
Investment Restrictions. . . . . . . . . . . . . . . . . . .
Non-Diversification. . . . . . . . . . . . . . . . . . . . .
Securities, Investment Policies and. . . . . . . . . . . . .
  Risk Considerations. . . . . . . . . . . . . . . . . . . .
DESCRIPTION OF INVESTMENT. . . . . . . . . . . . . . . . . .
  PRACTICES AND INVESTMENTS. . . . . . . . . . . . . . . . .
Investment Types . . . . . . . . . . . . . . . . . . . . . .
Investment Restrictions. . . . . . . . . . . . . . . . . . .
Risk Considerations. . . . . . . . . . . . . . . . . . . . .
MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . .
Board of Trustees. . . . . . . . . . . . . . . . . . . . . .
Investment Adviser and Portfolio Manager
Administrative Services. . . . . . . . . . . . . . . . . . .
Distribution Plan & Shareholder
  Services Plan. . . . . . . . . . . . . . . . . . . . . . .
Service Organizations. . . . . . . . . . . . . . . . . . . .
Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .
Portfolio Transactions
Code of Ethics . . . . . . . . . . . . . . . . . . . . . . .
INVESTMENT IN THE FUND . . . . . . . . . . . . . . . . . . .
Purchase of Shares . . . . . . . . . . . . . . . . . . . . .
Retirement Plans . . . . . . . . . . . . . . . . . . . . . .
Individual Retirement Accounts . . . . . . . . . . . . . . .
Redemption of Shares . . . . . . . . . . . . . . . . . . . .
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . .
DIVIDENDS, OTHER DISTRIBUTIONS
  AND TAXES. . . . . . . . . . . . . . . . . . . . . . . . .
The Fund . . . . . . . . . . . . . . . . . . . . . . . . . .
The Portfolio. . . . . . . . . . . . . . . . . . . . . . . .
OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . .
Capitalization and Voting. . . . . . . . . . . . . . . . . .
Reports. . . . . . . . . . . . . . . . . . . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . . .
Custodian and Transfer Agent . . . . . . . . . . . . . . . .
Shareholder Inquires . . . . . . . . . . . . . . . . . . . .
Fund Structure . . . . . . . . . . . . . . . . . . . . . . .
Appendix A . . . . . . . . . . . . . . . . . . . . . . . . .

                        SCHRODER INTERNATIONAL BOND FUND


                      STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 1997

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when preceded or accompanied by the current Prospectus for the Fund dated March 1, 1997 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus and retained for future reference. You may obtain an additional copy of the Prospectus without charge by writing to the Fund at Two Portland Square, Portland, Maine 04101 or calling the numbers listed below


     TABLE OF CONTENTS                                                     PAGE

     Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Investment Policies . . . . . . . . . . . . . . . . . . . . . . . . .
     Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . .
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . .
     Performance Information . . . . . . . . . . . . . . . . . . . . . . .
     Additional Purchase and Redemption Information. . . . . . . . . . . .
     Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Other Information . . . . . . . . . . . . . . . . . . . . . . . . . .
     Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . .
     Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

INVESTMENT ADVISOR
Schroder Capital Management International Inc. ("SCMI")

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors, Inc. ("Schroder Advisors")

SUB-ADMINISTRATOR
Forum Administrative Services, LLC ("Forum")

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Forum Financial Corp. ("FFC")

GENERAL INFORMATION:     (207) 879-8903
ACCOUNT INFORMATION:     (800) 344-8332
FAX: (207) 879-6206

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                                   [World Map]

INTRODUCTION

Schroder International Bond Fund (the "Fund"), is a separately managed, non-diversified series of Schroder Capital Funds (Delaware) (the "Trust"), an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of eight separate series, each of which has different investment objectives and policies.

Schroder International Bond Fund seeks to achieve its investment objective by investing substantially all of its assets in Schroder International Bond Portfolio (the "Portfolio"), which in turn, invests primarily in a portfolio of non-U.S. debt securities. The Portfolio is separate series of Schroder Capital Funds II ("Schroder Core II"), a registered open-end management investment company under the 1940 Act having virtually identical investment objectives and policies as the Fund (see "Other Information - Fund Structure"). Accordingly, the investment experience of the Fund will correspond closely with the investment experience of the Portfolio. Of course, as with any mutual fund, there is no assurance that the Fund or Portfolio will achieve its investment objective.

INVESTMENT RESTRICTIONS

The following investment restrictions, except where stated to be fundamental policies, are non-fundamental policies of the Portfolio. The policies defined as fundamental cannot be changed without the vote of a "majority" of the Portfolio's outstanding voting interests. Under the 1940 Act, such a "majority" vote is defined as the vote of the holders of the lesser of (i) 67% or more of the interests present or represented by proxy at a meeting of interestholders, if the holders of more than 50% of the outstanding interests are present, or
(ii) more than 50% of the outstanding interests.

The following investment restrictions of the Portfolio are fundamental policies:

(a) The Portfolio is classified as a "non-diversified" investment company, as defined under Section 5(b)(2) of the Investment Company Act of 1940.

(b) The Portfolio may not concentrate investments in any particular industry; therefore, the Portfolio will not purchase the securities of companies in any one industry if, thereafter, 25% or more of the Portfolio's total assets would consist of securities of companies in that industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (or repurchase agreements with respect thereto). An investment of more than 25% of the Portfolio's assets in the securities of issuers located in one country does not contravene this policy.

(c) The Portfolio may not borrow money in excess of 33-1/3% of its total assets taken at market value (including the amount borrowed) and then only from a bank as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions that may otherwise require untimely dispositions of Portfolio securities.

(d) The Portfolio may not purchase or sell real estate, provided that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein.

(e) The Portfolio may not make loans to other persons, provided that for purposes of this restriction, entering into repurchase agreements or acquiring any otherwise permissible debt securities shall not be deemed to be the making of a loan.

(f) The Portfolio may not invest in commodities or commodity contracts, except that, subject to the restrictions described in the Prospectus and elsewhere in this SAI, the Portfolio may (i) enter into futures contracts and options on futures contracts, (ii) enter into foreign currency forward contracts and foreign currency options, and (iii) purchase or sell currencies on a spot or forward basis and may enter into futures contracts on securities, currencies or on indexes of such securities or currencies, or any other financial instruments; and may purchase and sell options on such futures contracts.

(g) The Portfolio may not underwrite securities issued by other persons (except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under U.S. securities laws).

(h) The Portfolio may not issue senior securities except to the extent permitted by the 1940 Act.

The following investment restrictions of the Portfolio are non-fundamental policies:

(a) The Portfolio may not purchase or retain securities of any issuer if, to the knowledge of the Portfolio, any of the Trustees or Officers of the Trust, or any of the Trustees or Officers of any of the Portfolio's investment advisers, individually own more than 1/2 of 1% of the outstanding securities of the issuer and together own beneficially more than 5% of such issuer's securities.

(b) The Portfolio may not invest more than 5% of the value of its total assets in securities of issuers (other than issuers of Federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years.

(c) The Portfolio may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of its net assets (taken at current value) would be invested in illiquid securities (securities that cannot be disposed of within seven days at their then-current value) or in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the Securities Act of 1933, as amended ("Restricted Securities"). This policy does not include restricted securities that can be sold to the public in foreign markets or that may be eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Adviser pursuant to guidelines adopted by the Trust's Board of Trustees.

(d) The Portfolio may not make investments for the purpose of exercising control or management. (Investments by the Portfolio in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.)

(e) The Portfolio may not invest in interests in oil, gas or other mineral exploration, resource, lease, or arbitrage transactions or development programs but may purchase readily marketable securities of companies which operate, invest in, or sponsor such programs.

(f) The Portfolio may not sell securities short, except for covered short sales or unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures and forward contracts are deemed not to constitute short sales of securities.

(g) The Portfolio may not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute the purchase of securities on margin;

(h) The Portfolio may not purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included within that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

(i) The Portfolio may not acquire or retain the securities of any other investment company if, as a result, more than 3% of such investment company's outstanding shares would be held by the Portfolio, more than 5% of the value of the Portfolio's total assets would be invested in shares of such investment company or more than 10% of the value of the Portfolio's assets would be invested in shares of investment companies in the aggregate, except in connection with a merger, consolidation, acquisition, or reorganization.

(j) The Portfolio will not purchase more than 3% of the outstanding securities of any closed-end investment company.

(k) The Portfolio will not purchase securities while borrowings exceed 5% of its total assets.

Except for the policies on borrowing and illiquid securities, the percentage restrictions described above apply only at the time of investment and require no action by the Portfolio as a result of subsequent changes in value of the investments or the size of the Portfolio.

INVESTMENT POLICIES

INTRODUCTION

The Fund's investment objective and policies authorize it to invest in certain types of securities and to engage in certain investment techniques identified in "Investment Objective and Policies" and "Additional Investment Policies and Risk Considerations" in the Prospectus. The Fund currently seeks to achieve its objective by investing all of its investable assets in the Portfolio, which has the same investment objective and policies as the Fund. Thus, the investment policies discussed below are common to the Fund and the Portfolio, although the text refers to the Portfolio only and the responsibilities of the Schroder Core II Board of Trustees ("Schroder Core II Board") discussed below, apply equally to the Trust's Board of Trustees (the "Board"). The following supplements the discussion found in the prospectus by providing additional information or elaborating upon the discussion with respect to certain securities and investment techniques.

FOREIGN SECURITIES

Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. There may be less publicly available information about foreign issuers than is available for U.S. issuers, and foreign auditing, accounting and financial reporting practices may differ from U.S. practices. Foreign securities markets may be less active than U.S. markets, trading may be thin and, consequently, securities prices may be more volatile. The Portfolio's investment adviser, Schroder Capital Management International Inc. ("SCMI" or "Adviser") will, in general, invest only in securities of companies and governments of countries that, in its judgment, are both politically and economically stable. Nevertheless, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on the repatriation of foreign capital, and changes in foreign governmental attitudes toward private investment, possibly leading to nationalization, increased taxation, or confiscation of Portfolio assets.

USE OF FORWARD CONTRACTS IN FOREIGN EXCHANGE TRANSACTIONS

In order to enhance returns, manage risk, reduce trading costs, and help protect against changes in securities prices and foreign exchange rates, the Portfolio may invest in forward contracts to purchase or sell an agreed-upon amount of a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the currency that is sold, they expose the Portfolio to the risk that the counterparty will be unable to perform, and they tend to limit commensurately any potential gain that might result if the value of such currency increased during the contract period.

U.S. GOVERNMENT SECURITIES

The Portfolio may invest in obligations that have remaining maturities not exceeding one year issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Agencies and instrumentalities established or sponsored by the U.S. Government that issue or guarantee debt include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the U.S. Treasury and the Government National Mortgage Association, none of the obligations of the other agencies or instrumentalities referred to above is backed by the full faith and credit of the U.S. Government.

BANK OBLIGATIONS

The Portfolio may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances) having total assets at the time of purchase in excess of $1 billion. Such banks must be insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Association. The Portfolio may also invest in certificates of deposit issued by foreign banks, denominated in any major foreign currency. The Portfolio will invest in instruments issued by foreign banks that, in the view of SCMI and the Board of Trustees of the Trust, are of creditworthiness and financial stature in their respective countries comparable to certificates of deposit issued by U.S. banks in which the Portfolio would invest. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

SHORT-TERM DEBT SECURITIES

The Portfolio may invest in commercial paper ---- short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Commercial paper purchased by the Portfolio for temporary defensive purposes may consist of direct obligations of domestic issuers that, at the time of investment, are rated "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" by Standard & Poor's Ratings Services ("S&P"), or securities that, if not rated, are issued by companies having an outstanding debt issue currently rated Aa by Moody's or AAA or AA by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the rating "A-1" is the highest commercial paper rating assigned by S&P.

REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements maturing in seven days or less with U.S. banks or broker-dealers. In a typical repurchase agreement the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. SCMI will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Portfolio may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, SCMI reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements.

BORROWING

The Portfolio may borrow from a bank up to 15% of its total assets, but only for temporary emergency purposes. This borrowing may be unsecured. The 1940 Act requires that the Portfolio maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time and could cause the Portfolio to be unable to meet certain requirements for qualification as a regulated investment company for Federal tax purposes. To avoid the potential leveraging effects of the Portfolio's borrowings, the Portfolio will repay any money borrowed in excess of 5% of its total assets prior to purchasing additional securities. Borrowing may exaggerate the effect on the Portfolio's net asset value of any increase or decrease in the market value of the Portfolio's portfolio securities. Money borrowed will be subject to interest costs THAT may or may not be recovered by appreciation of the securities purchased. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either requirement would increase the cost of borrowing over the stated interest rate.

REPURCHASE AGREEMENTS

The Portfolio may enter into domestic or foreign repurchase agreements with certain sellers deemed to be creditworthy pursuant to guidelines adopted by the Trustees. A repurchase agreement, which provides a means for the Portfolio to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Portfolio) purchases securities (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by the Portfolio's Custodian. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price upon repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. The Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

ILLIQUID AND RESTRICTED SECURITIES

"Illiquid and Restricted Securities" under "Additional Investment Policies and Risk Considerations" in the Prospectus sets forth the circumstances in which the Portfolio may invest in illiquid and restricted securities. In connection with the Portfolio s original purchase of restricted securities SCMI may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the expenses of registration of restricted securities that are illiquid may also be negotiated by the Portfolio with the issuer at the time such securities are purchased by the Portfolio. When registration is required, however, a considerable period may elapse between a decision to sell the securities and the time to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision

LENDING OF PORTFOLIO SECURITIES

The Portfolio may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash, letters of credit, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to 100% of the current market value of the securities loaned. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Portfolio would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and only when in the judgment of the Adviser the consideration that can be earned justifies the attendant risk. If the Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the Portfolios total assets.

BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS

The Portfolio will not invest in any obligation of a domestic or foreign bank unless (i) the bank has capital, surplus, and individual profits (as of the date of the most recently published financial statements) in excess of $100 million (or the equivalent in other currencies) and (ii) in the case of a U.S. bank, its deposits are insured by the Federal Deposit Insurance Corporation. These limitations do not prohibit investments in the securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FLOATING AND VARIABLE RATE SECURITIES

The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, the Portfolio will participate in any declines in interest rates as well.

FOREIGN SECURITIES

The Portfolio may invest, without limit (subject to the other investment policies applicable to the Portfolio) in U.S. dollar-denominated and non-dollar denominated foreign debt securities and in certificates of deposit issued by foreign banks and foreign branches of United States banks to any extent deemed appropriate by the Adviser.

Investments in foreign securities may involve risks different than those associated with investments in domestic securities due to: limited publicly available information; non-uniform accounting standards; lower trading volume and lower liquidity; the possible imposition of withholding, confiscatory and other taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; changes in currency exchange rates and currency exchange control regulations; expropriation; and other possible adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank. Further, to the extent investments in foreign securities are denominated in currencies of foreign countries, the Portfolio may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations, and may incur costs in connection with conversion between currencies.

FIRM AND STANDBY COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES

The Portfolio, as discussed in the Prospectus, may from time to time purchase securities on a "when-issued," or "firm commitment" or "standby commitment" basis. Debt securities are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued, firm or standby commitment securities take place at a later date. Normally, settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. To the extent that assets of the Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income; however, it is the Trust's intention that the Portfolio will be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued, or firm or standby commitment securities may be sold prior to the settlement date, the Trust intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

At the time the Trust makes the commitment on behalf of the Portfolio to purchase a security on a when-issued, firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining the Portfolio's net asset value. The market value of the when-issued, firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. The Trustees do not believe that the Portfolio's net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued or firm commitment basis. Each Portfolio will establish a segregated account in which it will maintain liquid assets, such as cash and U.S. Government securities or other high-grade debt obligations, at least equal in value to any commitments to purchase securities on a when-issued, firm or standby commitment basis. Such segregated securities will mature or, if necessary, be sold on or before the settlement date.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts, with principal payments at maturity or specified call dates. Instead, mortgage pass-through securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment. The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("Pcs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Pcs are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Portfolio will not purchase mortgage-related securities or any other assets which in the opinion of the Portfolio's investment adviser are illiquid if, as a result, more than 15% of the value of the Portfolio's net assets will be illiquid.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams. CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC COLLATERALIZED MORTGAGE OBLIGATIONS. FHLMC CMOs are debt obligations of FHLMC issued in, multiple classes and having different maturity dates, that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Pcs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking Portfolio schedule, which, in turn, is equal to approximately 100% of Federal Housing Administration

("FHA") prepayment experience applied to the mortgage collateral pool. All sinking Portfolio payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking Portfolio obligation for any payment date are paid to the holders of the CMOs as additional sinking Portfolio payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking Portfolio requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking Portfolio obligation on the next sinking Portfolio payment date, FHLMC will make up the deficiency from its general Portfolios. Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC Pcs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

OTHER MORTGAGE-RELATED SECURITIES. The Portfolio's investment adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Portfolio's investment adviser will, consistent with the Portfolio's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

CMO RESIDUALS. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of or investors in mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. (See "Stripped Mortgage-Backed Securities.") In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Portfolio may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a portfolio's limitations on investment in illiquid securities.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). SMBS are derivative multi-class mortgage securities that may be issued by agencies or instrumentalities of the U.S. Government or by private originators of or investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal- only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Portfolio's limitations on investment in illiquid securities.

RISKS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. Like other fixed income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-backed securities in which the Portfolio may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolio, the ability of the Portfolio to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Portfolio could be exposed to the risk of a loss.

Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Portfolio invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the chance that the Portfolio may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

OTHER ASSET-BACKED SECURITIES. The Portfolio's investment adviser expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables ("CARs"). CARs represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARs may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Consistent with the Portfolio's investment objective and policies, the Adviser also may invest in other types of asset-backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-backed securities.

BRADY BONDS

The Portfolio may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. Government securities.

Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which the Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

LOAN PARTICIPATION INTERESTS

The Portfolio's investment in loan participation interests may take the form of participation interests in, assignments or novations of a corporate loan ("Participation Interests"). The Participation Interests may be acquired from an agent bank, co-lenders or other holders of Participation Interests ("Participants"). In a novation, the Portfolio would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, the Portfolio may purchase an assignment of all or a portion of a lender's interest in a corporate loan, in which case, the Portfolio may be required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the corporate loan. The Portfolio also may purchase a Participation Interest in a portion of the rights of a lender in a corporate loan. In such a case, the Portfolio will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the agent bank or the borrower; rather the Portfolio must rely on the lending institution for that purpose. The Portfolio will not act as an agent bank, a guarantor or sole negotiator or a structure with respect to a corporate loan.

In a typical corporate loan involving the sale of Participation Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders which are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for a registered investment company such as the Trust. The Portfolio generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank monitors the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement the Portfolio has direct recourse against the borrower (which is unlikely), the Portfolio will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given broad discretion in enforcing the corporate loan agreement, and is obligated to use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

A financial institution's employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. A successor agent bank generally will be appointed to replace the terminated bank, and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of the Portfolio were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank's general or secured creditors, the Portfolio might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

When the Portfolio acts as co-lender in connection with a participation interest or when the Portfolio acquires a participation interest the terms of which provide that the Portfolio will be in privity of contract with the corporate borrower, the Portfolio will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Portfolio will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring participation interests the Portfolio will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meets the Portfolio's qualitative standards. There is a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in the Portfolio disposing of such securities at a substantial discount from face value or holding such security until maturity. When the Portfolio is required to rely upon a lending institution to pay the Portfolio principal, interest, and other amounts received by the lending institution for the loan participation, the Portfolio will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Portfolio's investment portfolio. The Portfolio considers loan participation interests not subject to puts to be illiquid.

OPTIONS ON SECURITIES

WRITING CALL OPTIONS. The Portfolio, as discussed in the Prospectus, may sell ("write") covered call options on its portfolio securities in an attempt to enhance investment performance. A call option sold by the Portfolio is a short-term contract, having a duration of nine months or less, that gives the purchaser of the option the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option may be covered by, among other things, the writer's owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the difference is maintained by the Portfolio in cash or high-grade liquid debt securities in a segregated account with its custodian.

The Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. The Portfolio, in writing "American Style" call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. In contrast, "European Style" options may only be exercised on the expiration date of the option. Covered call options and the securities underlying such options will be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

The Portfolio may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Portfolio makes a "closing purchase transaction"-- the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option which it has previously written on any particular security. The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio. When a security is to be sold from the Portfolio's investment portfolio, the Portfolio will first effect a closing purchase transaction so as to close out any existing covered call option on that security.

A closing purchase transaction may be made only on a national or foreign securities exchange (an "Exchange") that provides a secondary market for an option with the same exercise price and expiration date. There is no assurance that a liquid secondary market (on an Exchange or otherwise) will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange or otherwise may exist. If the Portfolio is unable to effect a closing purchase transaction involving an exchange-traded option, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Therefore, a closing purchase transaction for an over-the-counter option may in many cases only be made with the other party to the option.

The Portfolio pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in the Portfolio's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Subject to the limitation that all call and put option writing transactions be covered, the Portfolio may, to the extent determined appropriate by the Adviser, engage without limitation in the writing of options on its portfolio securities.

WRITING PUT OPTIONS. The Portfolio, as discussed in the Prospectus, may also write covered put options. A put option written by the Portfolio is "covered" if the Portfolio maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian. A put option is also "covered" if the Portfolio holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the difference is maintained by the Portfolio in cash or liquid assets in a segregated account with its custodian.

The premium that the Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates.

The Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If the Portfolio is able to enter into a closing purchase transaction, the Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. After writing a put option, the Portfolio may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

In addition, the Portfolio, also note in the Prospectus, may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which the Portfolio may write covered call options and enter into so-called "straddle" transactions involving put or call options may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company and the Fund's intention to qualify as such.

PURCHASING OPTIONS. The Portfolio, as discussed in the Prospectus, may purchase put or call options that are traded on an Exchange or in the over-the-counter market. Options traded in the over-the-counter market may not be as actively traded as those listed on an Exchange. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Portfolio will engage in such transactions only with firms of sufficient creditworthiness so as to minimize these risks.

The Portfolio may purchase put options on securities to protect its holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held in the portfolio or related to such securities will enable the Portfolio to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security.

The Portfolio may also purchase call options on securities the Portfolio intends to purchase to protect against substantial increases in prices of such securities pending its ability to invest in an orderly manner in such securities. In order to terminate an option position, the Portfolio may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

SPECIAL RISKS ASSOCIATED WITH OPTIONS ON SECURITIES. There can be no assurance that viable markets will develop or continue in the United States or abroad for options on securities. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will not be able to exercise profitably the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security.

OPTIONS ON FOREIGN CURRENCIES

As discussed in the Prospectus, the Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that of the Portfolio's transactions in currency futures contracts or forward contracts. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of such currency declines, the Portfolio will have the right to sell such currency for a fixed amount exceeding the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Portfolio's securities denominated in that currency.

Conversely, if a rise is projected in the dollar value of a currency denominating securities to be acquired (thereby increasing the cost of such securities) the Portfolio may purchase call options on such currency. If the value of such currency increases, the purchase of such call options enables the Portfolio to purchase currency for a fixed amount that is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Portfolio intends to acquire. As in the case of other types of options transactions, however, the benefit the Portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options that would deprive it of some or all of the benefits of advantageous changes in such rates.

The Portfolio may also write options on foreign currencies for hedging purposes. For example, if the Portfolio anticipates a decline in the dollar value of foreign currency-denominated securities due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received by the Portfolio.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Portfolio to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

A call option written on foreign currency by the Portfolio is "covered" if the Portfolio owns the underlying foreign currency subject to the call or securities denominated in that currency or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the amount of the difference is maintained by the Portfolio in cash and liquid assets in a segregated account with its custodian.

Options on foreign currencies to be written or purchased by the Portfolio will be traded on U.S. and foreign exchanges or over-the-counter. Exchange-traded options generally settle in cash, whereas options traded over-the-counter may settle in cash or result in delivery of the underlying currency upon exercise of the option.

FUTURES TRANSACTIONS

The Portfolio may purchase and sell futures contracts on securities, interest rates, foreign currency, and on indexes of securities to hedge against anticipated changes in interest rates and other economic factors that might otherwise have an adverse effect upon the value of the Portfolio's portfolio securities. The Portfolio may also enter into such futures contracts in order to lengthen or shorten the average maturity or duration of the Portfolio's investment portfolio. For example, the Portfolio may purchase futures contracts as a substitute for the purchase of longer-term debt securities to lengthen the average duration of the Portfolio's investment portfolio of fixed-income securities. The Portfolio may purchase and sell stock index futures to hedge its securities portfolio with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security).

The Portfolio may also purchase and sell other futures when deemed appropriate in order to hedge the equity or non-equity portions of its portfolio. In addition, the Portfolio may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. The Portfolio may also purchase and write put and call options on futures contracts of the type into which the Portfolio is authorized to enter and may engage in related closing transactions. In the United States, all such futures on securities, debt index futures, stock index futures, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission ("CFTC"). Subject to compliance with applicable CFTC rules, the Portfolio also may enter into futures contracts traded on foreign futures exchanges as long as trading on the aforesaid foreign futures exchanges does not subject the Portfolio to risks that are materially greater than the risks associated with trading on U.S. exchanges.

A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery of a security or currency at the end of trading in the contracts) for a set price in a future month. In the United States, futures contracts are traded on boards of trade that have been designated "contract markets" by the CFTC. Futures contracts trade on these markets through an "open outcry" auction on the exchange floor. Currently, there are futures contracts based on a variety of instruments, indexes and currencies. When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin") as a partial guarantee of its performance under the contract. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract and is returned to the Portfolio upon termination of the contract if all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day, as the value of the security, currency or index fluctuates, the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Portfolio for it to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

FUTURES ON DEBT SECURITIES. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities (i.e., assuming a "long" position), the Portfolio will legally obligate itself to accept the future delivery of the underlying security and pay the agreed-upon price. By selling futures on debt securities (i.e., assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed-upon price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Trustees to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. The Portfolio may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Portfolio (or securities having characteristics similar to those held by the Portfolio) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Portfolio's portfolio securities. When hedging of this character is successful, any depreciation in the value of investment portfolio securities will be substantially offset by appreciation in the value of the futures position.

On other occasions, the Portfolio may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Portfolio intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Portfolio of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. The Portfolio may also purchase futures contracts as a substitute for the purchase of longer-term securities to lengthen the average duration of the Portfolio's investment portfolio.

The Portfolio could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

SECURITIES INDEX FUTURES. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for equity securities.

Stock index futures may be used to hedge the Portfolio's securities portfolio with regard to market (systematic) risk, as distinguished from stock-specific risk. Similarly, the Portfolio may enter into futures on debt securities indexes to the extent it has debt securities in its investment portfolio. By establishing an appropriate "short" position in securities index futures, the Portfolio may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, the Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. The Portfolio may also purchase futures on debt securities or indexes as a substitute for the purchase of longer-term debt securities to lengthen the average duration of the Portfolio's debt portfolio.

CURRENCY FUTURES. A sale of a currency futures contract creates an obligation by the Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A purchase of a currency futures contract creates an obligation by the Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. The Portfolio may sell a currency futures contract if the Adviser anticipates that exchange rates for a particular currency will fall, as a hedge against a decline in the value of the Portfolio's securities denominated in such currency. If the Adviser anticipates that exchange rates will rise, the Portfolio may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Portfolio intends to purchase. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To offset a currency futures contract sold by the Portfolio, the Portfolio purchases a currency futures contract for the same aggregate amount of currency and delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Portfolio is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Portfolio, the Portfolio sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the offsetting sale price is less than the purchase price, the Portfolio realizes a loss.

A risk in employing currency futures contracts to protect against the price volatility of portfolio securities denominated in a particular currency is that changes in currency exchange rates or in the value of the futures position may correlate imperfectly with changes in the cash prices of the Portfolio's securities. The degree of correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that the Adviser could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

OPTIONS ON FUTURES. For bona fide hedging and other appropriate risk management purposes, the Portfolio may purchase and write call and put options on futures contracts that are traded on exchanges licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a long futures position, in the case of a "call," or a short futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Options on futures contracts can be used by the Portfolio to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

The purchase of put options on futures contracts is a means of hedging the Portfolio's investment portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Portfolio is not fully invested or of lengthening the average maturity or duration of the Portfolio's investment portfolio. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Portfolio will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures.

If the Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings of securities or the currencies in which such securities are denominated.

The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if the Portfolio writes a put option on a futures contract on debt securities related to securities that the Portfolio expects to acquire and the market price of such securities increases, the net cost to the Portfolio of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Portfolio's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, the Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Portfolio will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolio will only enter into futures contracts or related options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. In general, the Portfolio will engage in transactions in futures contracts and related options only for bona fide hedging and other appropriate risk management purposes, and not for speculation. The Portfolio will not enter into futures contracts for which the aggregate contract amounts exceed 100% of the Portfolio's net assets. In addition, with respect to positions in futures and related options that do not constitute bona fide hedging positions, the Portfolio will not enter into a futures contract of futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the- money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, the Portfolio will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high quality liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.

When selling a futures contract, the Portfolio will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Portfolio's custodian).

When selling a call option on a futures contract, the Portfolio will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high quality liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

When selling a put option on a futures contract, the Portfolio will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high quality liquid debt securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio's securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities (including technical influences in futures trading and futures options) and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures or a futures option position, and the Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, AND FORWARD CURRENCY EXCHANGE CONTRACTS AND OPTIONS THEREON.

Futures contracts, options on futures contracts, options on securities, currencies, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and different margin requirements than in the United States, and (v) lesser trading volume.

SWAP AGREEMENTS

The Portfolio may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return or for other portfolio management purposes. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Portfolio would calculate the obligations of the parties to the agreement on a "net" basis. Consequently, the Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets to avoid any potential leveraging of the Portfolio's investment portfolio. The Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's assets.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract (a "forward contract") is an obligation individually negotiated and privately traded by currency traders and their customers to purchase or sell a specific currency for an agreed price at a future date (usually less than a year). A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of such currencies increase.

While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Portfolio's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss.

The Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of currency in excess of the value of the Portfolio's investment portfolio securities or other assets denominated in that currency.

The Portfolio will hold cash or liquid assets in a segregated account with its custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, the Portfolio may either accept or make delivery of the currency specified in the contract, or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. The Portfolio will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out the contract. However, there can be no assurance that a liquid market will exist in which to close a forward contract, in which case the Portfolio may suffer a loss.

Normally, consideration of the prospect for currency parities will be incorporated in a longer term investment decision made with regard to overall diversification strategies. However, each Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the Portfolio will be served. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although the Portfolio would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a "settlement" hedge or "transaction" hedge.

When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a "position hedge") will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Portfolio also may hedge the same position by using another currency (or a basket of currencies) expected to perform in a manner substantially similar to the hedged currency ("proxy" hedge). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute "transaction" or "position" hedges (including "proxy" hedges), the Portfolio will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in that currency (or the related currency, in the case of a "proxy" hedge).

Finally, the Portfolio may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform inversely with respect to the hedged currency relative to the U.S. dollar. This type of strategy, sometimes known as a "cross-currency" hedge, will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. "Cross-currency" hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

At the consummation of the forward contract, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, the Portfolio will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The Portfolio's dealing in forward contracts will be limited to the transactions described above. Of course, the Portfolio is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Adviser. The Portfolio generally will not enter into a forward contract with a term of greater than one year.

In cases of transactions that constitute "transaction" or "settlement" hedges or "position" hedges (including "proxy" hedges) or "cross-currency" hedges that involve the purchase and sale of two different foreign currencies directly through the same forward foreign currency contact, the Portfolio may deem its forward currency hedge position to be covered by underlying Portfolio investment portfolio securities or may establish a Segregated Account with its Custodian in an amount equal to the value of the Portfolio's total assets committed to the consummation of the subject hedge. The assets in the Segregated Account will consist of cash (denominated in U.S. dollars or foreign currency), U.S. government securities, liquid domestic or foreign debt rated in one of the top three categories by a U.S. nationally recognized rating organization, or any other asset that may be deemed by the Securities and Exchange Commission's Division of Investment Management to be permissible for such purpose. In the case of "anticipatory" hedges and "cross-currency" hedges that involve the purchase and sale of two different foreign currencies indirectly through separate forward currency contracts, the Portfolio will establish a Segregated Account with its Custodian as described above. In the event the Portfolio establishes a Segregated Account, the Portfolio will mark-to-market the value of the assets in the Segregated Account. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account by the Portfolio on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts.

It should be realized that this method of protecting the value of the Portfolio's investment portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. It also reduces any potential gain that may have otherwise occurred had the currency value increased above the settlement price of the contract.

The Portfolio's foreign currency transactions may be limited in order to allow it to comply with the requirements of Subchapter M of the Code for qualification as a regulated investment company.

WARRANTS

The Portfolio may not invest more than 5% of the Portfolio's net assets is warrants, or more than 2% of assets if a warrant's underlying securities are not traded on a principal domestic or foreign exchange.

The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

SHORT SALES AGAINST THE BOX

A short sale is a transaction in which the Portfolio sells through a broker a security it does not own in anticipation of a decline in market price. A short sale "against the box" is a short sale in which, at the time of the short sale, the Portfolio owns or has the right to obtain securities equivalent in kind and amount. The Portfolio may enter into a short sale against the box to, among other reasons, hedge against a possible market decline in the value of a security owned, or to defer recognition of a gain or loss for federal income tax purposes on the security owned by the Portfolio. Short sales "against the box" will be limited to no more than 5% of the Portfolio's net assets.

If the value of a security sold short against the box increases, the Portfolio would suffer a loss when it purchases or delivers to the selling broker the security sold short. If a broker with which the Portfolio has open short sales were to become bankrupt, the Portfolio could experience losses or delays in recovering gains on short sales. The Portfolio will only enter into short sales against the box with brokers it believes are creditworthy.

HIGH YIELD SECURITIES

A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

Legislation designed to limit the use of high yield bonds in corporate transactions may have a material adverse effect on the Portfolio's net asset value and investment practices. In addition, there may be special tax considerations associated with investing in high yield bonds structured as zero coupon or payment-in-kind securities. Interest on these securities is recorded annually as income even though no cash interest is received until the security's maturity or payment date. As a result, the amounts that have accrued each year are required to be distributed to shareholders and such amounts will be taxable to shareholders. Therefore, the Portfolio may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Portfolio's assets and may thereby increase its expense ratios and decrease its rate of return.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for the Portfolio and for the other investment advisory clients of SCMI are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in SCMI's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

PERFORMANCE INFORMATION

The Fund may, from time to time, include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, calculated pursuant to the following formula:

                                         n
                                   P(1+T) =ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ERV is the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of future performance. Total return will be calculated separately for each class of the Fund.

In connection with communicating total return to current or prospective investors, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Investors who purchase and redeem shares of the Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Services Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Management reserves the right to waive, in its sole discretion, the minimum investment requirements for certain related accounts. Detailed information pertaining to the purchase of shares of the Fund, redemption of shares and the determination of the net asset value of Fund shares is set forth in the Prospectus under "Investment in the Fund".

REDEMPTION IN KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. An in kind distribution of portfolio securities will be less liquid than cash. The distributee (or shareholder receiving the distribution) may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of portfolio securities could result in a less diversified portfolio of investments and could affect adversely the liquidity of the portfolio.

TAXATION OF THE FUND

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company the Fund intends to distribute to shareholders at least 90% of its net investment income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), and to meet certain diversification of asset, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to Federal income tax on its net investment income and net realized capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% nondeductible excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending April 30, of such year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received.

Under the Code, gains or losses attributable to exchange rate fluctuations that occur between the time the Fund accrues interest (or other receivable) or expenses (or other liabilities) denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition, of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition as well as gains or losses from certain foreign currency transactions and options on certain foreign currency transactions, generally are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

Generally, the hedging transactions undertaken by the Fund may be deemed "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund that is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code that are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

The requirements applicable to regulated investment companies such as the Fund may limit the extent to which the Fund will be able to engage in transactions in options and forward contracts.

Distributions of net investment income (including realized net short-term capital gain) are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction available to corporations.

Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares have been held by a shareholder, and are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss (even though such shares may have been held by the shareholder for one year or less). Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment or distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.

Distributions by the Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Upon redemption or sale of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Fund intends to minimize foreign income and withholding taxes by investing in obligations the payments with respect to which will be subject to minimal or no such taxes (insofar as this objective is consistent with the Fund's income objective). However, since the Fund may incur foreign taxes, it intends, if it is eligible to do so, to elect under Section 853 of the Code to treat each shareholder as having received an additional distribution from the Fund, in the amount indicated in a notice furnished to him, as his pro rata portion of income taxes paid to or withheld by foreign governments with respect to interest, dividends and gains on the Fund's foreign portfolio investments. The shareholder then may take the amount of such foreign taxes paid or withheld as a credit against his Federal income tax, subject to certain limitations. If the shareholder finds it more to his advantage to do so, he may, in the alternative, deduct the foreign tax withheld as an itemized deduction in computing his taxable income. Each shareholder is referred to his tax adviser with respect to the availability of the foreign tax credit.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of Fund shares, except in the case of certain exempt shareholders. All such distributions and proceeds generally will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund that the shareholder has failed to report certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

MANAGEMENT

The following information relates to the principal occupations during the past five years of each Trustee and executive officer of the Trust and shows the nature of any affiliation with SCMI. Each of these individuals currently serves in the same capacity for Schroder Core II.

PETER E. GUERNSEY, age 75, Oyster Bay, New York - a Trustee of the Trust and Schroder Core II - Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

JOHN I. HOWELL, age 79, Greenwich, Connecticut - a Trustee of the Trust and Schroder Core II - Private Consultant since February 1987; Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

CLARENCE F. MICHALIS, age 74, 44 East 64th Street, New York, New York - a Trustee of the Trust and Schroder Core II - Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

HERMANN C. SCHWAB, age 76, 787 Seventh Avenue, New York, New York - Chairman and a Trustee of the Trust - retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

MARK J. SMITH (b), age 34, 33 Gutter Lane, London, England - President of the Trust - First Vice President of SCMI since April 1990; Director and Vice President, Schroder Advisors.

ROBERT G. DAVY, age 35, 787 Seventh Avenue, New York, New York - a Vice-President of the Trust - Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of Schroders plc in various positions in the investment research and portfolio management areas since 1986.

RICHARD R. FOULKES, age 50, 787 Seventh Avenue, New York, New York - a Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director of SCMI since 1979, Director of Schroder Capital Management International Ltd. since 1989, and Executive Vice President of both of these entities.

JOHN Y. KEFFER, age 53, 2 Portland Square, Portland, Maine - a Vice President of the Trust. President of Forum Financial Services, Inc., the Fund's administrator, and Forum Financial Corp., a transfer and dividend disbursing agent and fund accountant.

JANE P. LUCAS (c), age 34, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Director and Senior Vice President SCMI; Director of SWIS since September 1995; Director of Schroder Advisors since September 1996, Assistant Director Schroder Investment Management Ltd. since June 1991.

CATHERINE A. MAZZA, age 37, 787 Seventh Avenue, New York, New York - a Vice President of the Trust - Senior Vice President Schroder Advisors since December 1995; First Vice President of SCMI since March 19__, and, prior thereto, Vice President of SCMI since October 1994; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

FARIBA TALEBI, age 35, 787 Seventh Avenue, New York, New York - a Vice President of the Trust - Group Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987.

JOHN A. TROIANO (b), age 37, 787 Seventh Avenue, New York, New York - a Vice President of the Trust - Managing Director of SCMI since October 1995; Director of Schroder Advisors since October 1992, Director and Senior Vice President of SCMI since 1991; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

IRA L. UNSCHULD, age 31, 787 Seventh Avenue, New York, New York - a Vice President of the Trust - a Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993; prior to July, 1990, employed by various financial institutions as a securities or financial analyst.

ROBERT JACKOWITZ (b) (c), age 29, 787 Seventh Avenue, New York, New York - Treasurer of the Trust - Vice President of SWIS since September 1995; Treasurer of SWIS and Schroder Advisers since July 1995; Vice President of SCMI since June 1995; and Assistant Treasurer of Schroders Incorporated since January 1993.

ALEXANDRA POE, age 36, 787 Seventh Avenue, New York, New York - Secretary of the Trust- Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; prior thereto an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

CATHERINE S. WOOLEDGE, age 54, 2 Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. Prior thereto, associate at Morrison & Foerster since September 1994, prior thereto associate corporate counsel at Franklin Resources, Inc. since September 1993, and prior thereto associate at Drinker Biddle & Reath, Washington, D.C.

THOMAS G. SHEEHAN, age 42, 2 Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

BARBARA GOTTLIEB (c), age 42, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Assistant Vice President of SWIS since July 1995; prior thereto held various positions with SWIS affiliates.

GERARDO MACHADO, age 58, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Associate, SCMI.

MARY KUNKEMUELLER, age 30, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust.

(a) Interested Trustee of the Trust within the meaning of the 1940 Act by virtue of positions with SCMI and its affiliates.

(b) Schroder Fund Advisors Inc. ("Schroder Advisors") is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc.

(c) Schroder Wertheim Investment Services, Inc. ("SWIS") is a wholly owned subsidiary of Schroder Wertheim Holdings Incorporated which is a wholly owned subsidiary of Schroders, Incorporated, which in turn is an indirect wholly owned U.S. subsidiary of Schroders plc.

Officers and Trustees who are interested persons of the Trust and Schroder Core II receive no salary, fees or compensation from the Fund or the Portfolio. Independent Trustees of the Trust and Schroder Core II receive an annual fee of $1,000 and a fee of $250 for each meeting of the Board attended by them except in the case of Mr. Schwab, who receives an annual fee of $1,500 and a fee of $500 for each meeting attended. The Fund has no bonus, profit sharing, pension or retirement plans.

As of March 1, 1997, the officers and Trustees of the Trust owned, in the aggregate, less than 1% of the Portfolio's outstanding shares.

Although the Trust is a Delaware business trust, certain of its Trustees or officers are residents of the United Kingdom and substantially all of their assets may be located outside of the U.S. As a result, it may be difficult for U.S. investors to effect service upon such persons within the United States or to realize judgments of courts of the United States predicated upon civil liabilities of such persons under the federal securities laws. The Trust has been advised that there is substantial doubt as to the enforceability in the United Kingdom of such civil remedies and criminal penalties as are afforded by the federal securities laws. Also it is unclear if extradition treaties now in effect between the U.S. and the United Kingdom would subject such persons to effective enforcement of criminal penalties.

INVESTMENT ADVISOR

Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York 10019, serves as investment adviser to the Portfolio pursuant to an Investment Advisory Contract. SCMI is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries worldwide. The Schroder Group specializes in providing investment management services and had assets under management of approximately $130 billion as of [DECEMBER 31], 1996.

Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), SCMI is responsible for managing the investment and reinvestment of the Portfolio's assets and for continuously reviewing, supervising and administering the Portfolio's investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Portfolio's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. SCMI also furnishes to the Board periodic reports on the investment performance of the Portfolio.

Under the terms of the Investment Advisory Contract, SCMI is required to manage the Portfolio's investment portfolio in accordance with applicable laws and regulations. In making its investment decisions, SCMI does not use material information that may be in its possession or in the possession of its affiliates.

The Advisory Agreement will continue in effect provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by the Board and (ii) by a majority of the Trustees who are not parties to such contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio on 60 days' written notice to SCMI, or by SCMI on 60 days' written notice to the Trust, and it will terminate automatically if assigned. The Advisory Agreement also provides that, with respect to the Portfolio, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of SCMI's or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement.

The Fund currently invests all of its [INVESTABLE] assets in the Portfolio. SCMI will not receive an investment advisory fee with respect to the Fund so long as the Fund remains completely invested in the Portfolio or any other investment company. The Fund may withdraw its investment from the Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Accordingly, the Fund retains SCMI as its investment advisor to manage the Fund's assets in the event the Fund so withdraws its investment.

The Advisory Agreement between Schroder Core II and SCMI with respect to the Portfolio is the same in all material respects as the Fund's Investment Advisory Agreement except as to the parties, the circumstances under which fees will be paid, the jurisdiction whose laws govern the agreement and fees payable thereunder. For its services with respect to the Portfolio, the Investment Advisory Agreement between SCMI and the Trust provides that SCMI will receive a monthly advisory fee at the annual rate of 0.50% of the Portfolio's average daily net assets, which the Fund indirectly bears through investment in the Portfolio.. SCMI has agreed , however, to limit its fee to an annual rate of 0.00% of the Portfolio's average daily net assets. Such fee limitation arrangement shall remain in effect until its elimination is approved by the Board of Trustees. The Fund bear no separate investment advisory fee directly.

ADMINISTRATIVE SERVICES

On behalf of the Portfolio, the Trust has entered into an Administrative Services Agreement with Schroder Fund Advisors Inc. ("Schroder Advisors"), 787 Seventh Avenue, 34th Floor, New York, New York 10019. Schroder Advisors is a wholly-owned subsidiary of SCMI. On behalf of the Portfolio, the Trust has also entered into an Sub-Administrative Services Agreement with Forum Administrative Services, Inc. ("Forum"), Two Portland Square, Portland, Maine 04101. Pursuant to these agreements, Schroder Advisors and Forum provide certain management and administration services necessary for the Portfolio's operations, other than the investment management and administrative services provided to the Portfolio by SCMI pursuant to the Advisory Agreement, including among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission and state securities commissions, and (iii) general supervision of the operation of the Portfolio, including coordination of the services performed by the Portfolio's investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is compensated at the annual rate of 0.05% of the Portfolio's average daily net assets. Forum is compensated at the annual rate of 0.05% of the Portfolio's average daily net assets.

The administrative services agreements are terminable with respect to the Portfolio without penalty, at any time, by vote of a majority of the Trustees of the Trust, upon 60 days' written notice to Schroder or Forum, or upon 60 days' notice by Schroder or Forum. The administrative services agreements will terminate automatically in the event of their assignment.

DISTRIBUTION OF FUND SHARES

Under a Distribution Plan (the "Plan") adopted by the Fund, the Trust may pay directly or may reimburse the Adviser (or a broker-dealer registered under the Securities Exchange Act of 1934 -- the Investment Adviser or such registered broker-dealer, if so designated, to be a "Distributor" of the Fund's shares) monthly (subject to a limit of 0.50% per annum of the Fund's average daily net assets) for the sum of (a) advertising expenses, including advertising by radio, television, newspapers, magazines, brochures, electronic delivery, sales literature or direct mail, (b) costs of printing, posting or otherwise delivering prospectuses and other materials to be given or sent to prospective investors, (c) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses in connection with the distribution of Fund shares, and (d) payments to broker-dealers (other than the Distributor) or other organizations (other than banks) for services rendered in the distribution of the Fund's shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or organization has a distributing relationship. The Fund will make no payments or reimbursements under the Distribution Plan until the Board specifically so authorizes. The Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount (0.50% per annum of the Fund's average daily net assets) payable under the Plan in that year. Salary expense of sales personnel who are responsible for marketing shares of the Fund may be allocated to various portfolios of the Trust that have adopted a Plan similar to that of the Fund on the basis of average net assets; travel expense is allocated to, or divided among, the particular portfolios of the Trust for which it is incurred. The Board has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

Schroder Advisors was appointed Distributor of the Fund's shares under the Plan pursuant to an agreement approved by the Board of Trustees of the Trust at a meeting held on November 2, 1992. Under such agreement, Schroder Advisors is not obligated to sell any specific amount of Fund shares.

The Plan provides that it may not be amended to increase materially the costs that the Fund may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement ("Independent Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Independent Trustees. The Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Independent Trustees, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Fund has no intention of implementing the Distribution Plan with respect to institutional investors, and in any event will make no payments under the Distribution Plan until the Board specifically further so authorizes. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Independent Trustees or by vote of the holders of a majority of the shares of the Fund.

Schroder Advisors acts as Distributor of the Fund's shares.

SERVICE ORGANIZATIONS

The Fund may also contract with banks, trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain administrative services for the Fund. The Fund may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. Services provided by Service Organization may include: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designated accounts; providing periodic statements showing a client's account balances and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemption's of shares in a client's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Fund to clients; and such other services as the Fund or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither SCMI nor Schroder Advisors will be a Service Organization or receive fees for servicing. The Fund will make no such payments to service organizations until the Board so authorizes.

Some Service Organizations could impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts that might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

The Glass-Steagall Act and other applicable laws provide that banks may not engage in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank service organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Fund might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

PORTFOLIO ACCOUNTING

Forum Financial Corp. ("FFC"), an affiliate of Forum, performs portfolio accounting services for the Fund pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement.

Under its agreement, FFC prepares and maintains books and records of the Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of the Fund and dividends and capital gain distributions and prepares periodic reports to shareholders and the Securities and Exchange Commission. For its services, FFC receives from the Trust with respect to the Fund a fee of $36,000 per year plus, for each class of the Fund above one, $12,000 per year. FFC is paid an additional $24,000 per year with respect to global and international funds. In addition, FFC is paid an additional $12,000 per year with respect to tax-free money market funds; funds with more than 25% of their total assets invested in asset backed securities; those with more than 100 security positions; or funds with a monthly portfolio turnover rate of 10% or greater.

FFC is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FFC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control; and the Trust has agreed to indemnify and hold harmless FFC, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to FFC's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to FFC by a duly authorized officer of the Trust. This indemnification does not apply to FFC's actions taken or failures to act in cases of FFC's own bad faith, willful misconduct or gross negligence.

FEES AND EXPENSES

As compensation for the advisory, administrative and management services rendered to the Fund, SCMI and Schroder Advisors each earn monthly fees as set forth above. SCMI and Schroder Advisors have voluntarily undertaken to assume certain expenses of the Fund (or waive their respective fees). This undertaking is designed to place a limit on the maximum limit on Fund expenses (including all fees to be paid to SCMI and Schroder Advisors but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of [0.00]% and [0.00]% of the average daily net assets of the Fund attributable to Investor Shares and Adviser Shares, respectively. These expense limitations cannot be withdrawn except by a majority vote of the Independent Trustees. If expense reimbursements are required, they will be made on a monthly basis. [SCMI WILL REIMBURSE THE FUND FOR FOUR-FIFTHS OF THE AMOUNT REQUIRED AND SCHRODER ADVISORS, THE REMAINING ONE-FIFTH; PROVIDED, HOWEVER, THAT NEITHER SCMI NOR SCHRODER ADVISORS WILL BE REQUIRED TO MAKE ANY REIMBURSEMENTS OR WAIVE ANY FEES IN EXCESS OF THE FEES PAYABLE TO THEM BY THE FUND ON A MONTHLY BASIS FOR THEIR RESPECTIVE ADVISORY AND ADMINISTRATIVE SERVICES]. This undertaking to reimburse expenses supplements any applicable state expense limitations.

CERTAIN OF THE STATES IN WHICH THE SHARES OF THE FUND MAY BE QUALIFIED FOR SALE IMPOSE LIMITATIONS ON THE EXPENSES OF THE FUND. IF, IN ANY FISCAL YEAR, THE TOTAL EXPENSES OF THE FUND (EXCLUDING TAXES, INTEREST, EXPENSES UNDER THE PLAN, BROKERAGE COMMISSIONS AND OTHER PORTFOLIO TRANSACTION EXPENSES, OTHER EXPENDITURES THAT ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND EXTRAORDINARY EXPENSES, BUT INCLUDING THE ADVISORY AND ADMINISTRATIVE FEES) EXCEED THE EXPENSE LIMITATIONS APPLICABLE TO THE FUND IMPOSED BY THE SECURITIES REGULATIONS OF ANY STATE, SCMI WILL REIMBURSE THE FUND FOR FOUR-FIFTHS OF THE EXCESS, AND SCHRODER ADVISORS, THE REMAINING ONE-FIFTH OF THE EXCESS. AS OF THE DATE OF THIS SAI, THE FUND BELIEVES THAT THE MOST RESTRICTIVE STATE EXPENSE LIMITATION THAT MIGHT BE APPLICABLE TO THE FUND REQUIRES REIMBURSEMENT OF EXPENSES IN ANY YEAR THAT APPLICABLE FUND EXPENSES EXCEED 2 1/2% OF THE FIRST $30 MILLION OF THE AVERAGE DAILY VALUE OF FUND NET ASSETS, 2% OF THE NEXT $70 MILLION OF THE AVERAGE DAILY VALUE OF FUND NET ASSETS AND 1 1/2% OF THE REMAINING AVERAGE DAILY VALUE OF FUND NET ASSETS.

Except for the expenses paid by SCMI or Schroder Advisors, the Fund bears all costs of its operations.

BROKERAGE AND RESEARCH SERVICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. Since most brokerage transactions for the Portfolio will be placed with foreign broker-dealers, certain portfolio transaction costs for the Portfolio may be higher than fees for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisory Agreement authorizes and directs SCMI to place orders for the purchase and sale of the Portfolio's investments with brokers or dealers selected by SCMI in its discretion and to seek "best execution" of such portfolio transactions. SCMI places all such orders for the purchase and sale of portfolio securities and buys and sells securities for the Portfolio through a substantial number of brokers and dealers. In so doing, SCMI uses its best efforts to obtain for the Portfolio the most favorable price and execution available. The Portfolio may, however, pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, SCMI, having in mind the Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealers involved and the quality of service rendered by the broker-dealers in other transactions.

It has for many years been a common practice in the investment advisory business as conducted in certain countries, including the United States, for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, SCMI may receive research services from broker-dealers with which SCMI places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to SCMI in advising various of its clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio. The investment advisory fee paid by the Portfolio is not reduced because SCMI and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the 1934 "Act"), SCMI may cause the Portfolio to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to SCMI an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, the Board has authorized SCMI to employ Schroder Wertheim & Company, Incorporated ("Schroder Wertheim") an affiliate of SCMI, to effect securities transactions of the Portfolio, on the New York Stock Exchange only, provided certain other conditions are satisfied as described below.

Payment of brokerage commissions to Schroder Wertheim for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on a national securities exchange paid by a registered investment company to a broker that is an affiliated person of such investment company (or an affiliated person of another person so affiliated) not exceed the usual and customary broker's commissions for such transactions. It is the Portfolio's policy that commissions paid to Schroder Wertheim will in the judgment of the officers of the Trust responsible for making portfolio decisions and selecting brokers, be (i) at least as favorable as commissions contemporaneously charged by Schroder Wertheim on comparable transactions for its most favored unaffiliated customers and (ii) at least as favorable as those that would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the Independent Trustees, has adopted procedures pursuant to Rule 17e-1 promulgated by the Securities and Exchange Commission under Section 17(e) to ensure that commissions paid to Schroder Wertheim by the Portfolio satisfy the foregoing standards. The Board will review all transactions at least quarterly for compliance with such procedures.

The Portfolio has no understanding or arrangement to direct any specific portion of its brokerage to Schroder Wertheim and will not direct brokerage to Schroder Wertheim in recognition of research services.

OTHER INFORMATION

ORGANIZATION

The Trust was originally organized as a Maryland corporation on July 30, 1969. On February 29, 1988, the Trust was recapitalized to enable the Board to establish a series of separately managed investment portfolios, each having different investment objectives and policies. At the time of the recapitalization, the Trust's name was changed from "The Cheapside Dollar Fund Limited" to "Schroder Capital Funds, Inc." On January 9, 1996, the Trust was reorganized as a Delaware business trust. At that time, the Trust's name was changed from "Schroder Capital Funds, Inc." to its present name. The Trust is registered as an open-end management investment company under the Act.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private, for-profit corporations. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the portfolio is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

CAPITALIZATION AND VOTING

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares, and the costs of doing so will be borne by the Trust. The Trust currently consists of five separate series, each of which has separate investment objectives and policies, and five classes, two of which pertain to the Fund.

The shares of the Trust are fully paid and nonassessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. The shares have no preemptive rights. They have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), [then standing in his name on the books of the Trust]. Shares of each class vote separately to approve investment advisory agreements or changes in investment objectives and other fundamental policies affecting the portfolio to which they pertain, but all classes vote together in the election of Trustees and ratification of the selection of independent accountants. Shareholders of any particular class are not entitled to vote on any matters as to which such class are not affected.

The Trust will not hold annual meetings of shareholders. The matters considered at an annual meeting typically include the reelection of Trustees, approval of an investment advisory agreement, and the ratification of the selection of independent accountants. These matters will not be submitted to shareholders unless a meeting of shareholders is held for some other reason, such as those indicated below. Each of the Trustees will serve until death, resignation or removal. Vacancies will be filled by the remaining Trustees, subject to the provisions of the 1940 Act requiring a meeting of shareholders for election of Trustees to fill vacancies when less than a majority of Trustees then in office have been elected by shareholders. Similarly, the selection of accountants and renewal of investment advisory agreements for future years will be performed annually by the Board. Future shareholder meetings will be held to elect Trustees if required by the 1940 Act, to obtain shareholder approval of changes in fundamental investment policies, to obtain shareholder approval of material changes in investment advisory agreements, to select new accountants if the employment of the Trust's accountants has been terminated, and to seek any other shareholder approval required under the 1940 Act. The Board has the power to call a meeting of shareholders at any time when it believes it is necessary or appropriate. In addition, Trust Instrument provides that a special meeting of shareholders may be called at any time for any purpose by the holders of at least 10% of the outstanding shares entitled to be voted at such meeting.

In addition to the foregoing rights, the Trust Instrument provides that holders of at least two-thirds of the outstanding shares of the Trust may remove any person serving as a Trustee either by declaration in writing or at a meeting called for such purpose. Further, the Board is required to call a shareholders meeting for the purpose of considering the removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In addition, the Board is required to provide certain assistance if requested in writing to do so by ten or more shareholders of record (who have been such for at least six months and hold in the aggregate the lesser of shares of the Trust having a total net asset value of at least $25,000 or 1% of the outstanding shares of the Trust), to help such ten or more holders communicate with other shareholders of the Trust with a view to obtaining the requisite signatures to request a special meeting to consider the removal of one or more Trustees.

CUSTODIAN

The Chase Manhattan Bank, N.A., through its Global Custody Division located in London, England, acts as custodian of the Fund's assets, but plays no role in making decisions as to the purchase or sale of portfolio securities for the Fund. Pursuant to rules adopted under the 1940 Act, the Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to capably perform custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Forum Financial Corp., P.O. Box 446, Portland, Maine 04112, acts as the Fund's transfer agent and dividend disbursing agent.

LEGAL COUNSEL

[LAW FIRM], _______, 77 Water Street, New York, New York 10005, counsel to the Fund, passes upon certain legal matters in connection with the shares offered by the Funds.

INDEPENDENT ACCOUNTANTS

[ACCOUNTANT] L.L.P. ("ACCOUNTANT") serves as independent accountants for the Fund. ACCOUNTANT provides audit services and consultation in connection with review of U.S. Securities and Exchange Commission filings. ACCOUNTANT'S address is _______.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The fiscal year end of the Fund is December 31. Financial statements for the Fund's semi-annual period and fiscal year will be distributed to shareholders of record. The Board in the future may change the fiscal year end of the Fund.

                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) FINANCIAL STATEMENTS

     Not Applicable

Financial Highlights.

     Not Applicable

(b) EXHIBITS:

(1) Trust Instrument of Schroder Capital Funds (Delaware) (the "Trust") (filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(2)  None.

(3) None.

(4) (a) Sections 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by such record holders agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

SECTION 2.06 ESTABLISHMENT OF SERIES. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to: establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series; to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine; to divide or combine the Shares or any Series or classes thereof into a greater or lesser number; to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares; and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any

Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares, and need not issue any shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

(5) Form of Investment Advisory Contract between the Trust and Schroder Capital Management International Inc. (filed as Exhibit 5 to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(6) Form of Master Distribution Contract and Supplement to be between the Trust and Schroder Fund Advisors Inc. (filed as Exhibit 6 to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(8) Form of Global Custody Agreement to be between the Trust and The Chase Manhattan Bank, N.A. (filed as Exhibit 8 to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(9) (a) Form of Administration Agreement with Schroder Fund Advisors Inc. (filed as Exhibit to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

     (b) Form of Sub-Administration Agreement with Forum Financial Services, Inc. (filed as Exhibit 9(b) to Registrant's Post - Effective Amendment No. 46 and incorporated herein by reference).

     (c) Form of Administrative Services Agreement with Schroder Fund Advisors Inc. with respect to Schroder International Bond Fund (to be filed).

     (d) Form of Administrative Services Agreement with Forum Administrative Services, LLC with respect to Schroder International Bond Fund (to be filed).

     (e)  Form of Transfer Agency Agreement with Forum Financial Corp. (filed as
          Exhibit 9(c) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

     (f)  Form of Fund Accounting Agreement with Forum Financial Corp. (filed as
          Exhibit 9(d) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(10) Opinion of Jacobs Persinger & Parker as to legality of shares to be issued by the Trust (filed as Exhibit 10(d) to Registrant's Post - Effective Amendment No. 46 and incorporated herein by reference).

(11) Not applicable to this filing.

(15) (a)  Form of Master Distribution Plan adopted by Registrant (filed as
          Exhibit 15(a) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

     (b) Form of Distribution Plan Supplement (filed as Exhibit 15(b) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).


Other Exhibits:

Copies of Powers of Attorney pursuant to which Trustees have signed this Post-Effective Amendment (filed as Other Exhibits to Post-Effective Amendment No. 45 and incorporated herein by reference).

Copy of Power of Attorney pursuant to which Mr. Jackowitz has signed this Post-Effective Amendment (filed as an Other Exhibit to Post-Effective Amendment No. 45 and incorporated herein by reference).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

        Title of Class                                    Number of Record
                                                          Holders as of
                                                          January 2, 1997
        --------------                                    ----------------

Schroder U.S. Equity Fund                                        605

Schroder International Fund                                      1,085

Schroder U.S. Smaller Companies Fund                             48

Schroder Emerging Markets Fund Institutional Portfolio           21

Schroder International Smaller Companies Fund                    2

Schroder Latin America Fund                                      2

Schroder Global Asset Allocation Fund                            N/A

ITEM 27.  INDEMNIFICATION.

In accordance with Section 3803 of the Delaware Business Trust Act, SECTION 5.2 of the Registrant's Trust Instrument provides as follows:

"5.2. Indemnification.

"(a)  Subject to the exceptions and limitations contained in Section (b) below:

"(i) Every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by them in connection with any claim, action, suit or proceeding in which they become involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by them in the settlement thereof;

"(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

"(b)  No indemnification shall be provided hereunder to a Covered Person:

"(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

"(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

"(A) By the court or other body approving the settlement;

"(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

"(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

"(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered

Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

"(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by Covered Person to the Trust or Series if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

"(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions:
(i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

"(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The following are the directors and principal officers of SCMI, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SCMI which provides investment management services international clients located principally in the United States.

     David M. Salisbury. Chief Executive Officer, Director and Chairman of Schroder Capital; Joint Chief Executive and Director of Schroder.

     Richard R. Foulkes. Senior Vice President and Managing Director of Schroder Capital.

     John A. Troiano. Managing Director and Senior Vice President. Mr. Troiano is also a Director of Schroder Ltd.

     David Gibson. Senior Vice President and Director of Schroder Capital. Director of Schroder Wertheim Investment Services Inc.

     John S. Ager. Senior Vice President and Director of Schroder Capital.

     Sharon L. Haugh. Senior Vice President and Director of Schroder Capital, Director and Chairman of Schroder Advisors Inc.

     Gavin D.L. Ralston. Senior Vice President and Director of Schroder Capital.

     Mark J. Smith. Senior Vice President and Director of Schroder Capital.

     Robert G. Davy. Senior Vice President. Mr. Davy is also a Director of Schroder Ltd. and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

     Jane P. Lucas. Senior Vice President and Director of Schroder Capital; Director of Schroder Advisors Inc.; Director of Schroder Wertheim Investment Services, Inc.

     C. John Govett. Director of Schroder Capital; Group Managing Director of Schroder Investment Management Ltd. And Director of Schroders plc.

     Phillipa J. Gould. Senior Vice President and Director of Schroder Capital.

     Louise Croset. First Vice President and Director of Schroder Capital.

     Abdallah Nauphal, Group Vice President and Director.

ITEM 29. PRINCIPAL UNDERWRITERS.

(A) Schroder Fund Advisors Inc., the Registrant's principal underwriter, also serves as principal underwriter for WSIS Series Trust.

(B) Following is information with respect to each principal officer and director of Schroder Fund Advisors Inc., the Distributor of the shares of Schroder International Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund, Schroder International Bond Fund and Schroder Latin American Fund (each a series of the Registrant):

Sharon L. Haugh, Chairman and Director.

Mark J. Smith, Director and Vice President.

Jane P. Lucas, Director.

Catherine A. Mazza, President.

Alexandra Poe, Secretary, Senior Vice President and Fund Counsel.

Robert Jackowitz, Treasurer.

* Address for each is 787 Seventh Avenue, New York, New York 10019 except for Mark J. Smith, whose address is 33 Gutter Lane, London, EC2V 8AS, United Kingdom.

(C)  Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Registrant with respect to Schroder International Bond Fund pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Schroder Capital Management International Inc. and Schroder Fund Advisors Inc., 787 Seventh Avenue, New York, New York 10019, except that certain items will be maintained at the following locations:

(a) Forum Financial Corp., Two Portland Square, Portland, Maine 04101 (shareholder records).

(b) Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101 (corporate minute book).

ITEM 31. MANAGEMENT SERVICES.

Inapplicable.

ITEM 32. UNDERTAKINGS.

(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

(ii) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 17th day of January, 1997.

                              SCHRODER CAPITAL FUNDS (DELAWARE)


                              By: /s/ Mark J. Smith
                                 -----------------------
                                   Mark J. Smith
                                   President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of January, 1997.

     Signatures                                             Title
     ----------                                             -----

(a)  Principal Executive Officer

      /s/ Mark J. Smith                                     President
     --------------------------
     Mark J. Smith

(b)  Principal Financial and
     Accounting Officer

     ROBERT JACKOWITZ*                                      Treasurer

     *By: /s/ Thomas G. Sheehan
         ----------------------
           Thomas G. Sheehan, Attorney-in-Fact

(c)  Majority of the Trustees

     PETER E. GUERNSEY*                                     Trustee
     JOHN I. HOWELL*                                        Trustee
     HERMANN C. SCHWAB*                                     Trustee
     CLARENCE F. MICHALIS*                                  Trustee

     *By: /s/ Thomas G. Sheehan
         ----------------------
           Thomas G. Sheehan, Attorney-in-Fact

                                   SIGNATURES

On behalf of Schroder Capital Funds II, being duly authorized, I have duly caused this amendment to the Registration Statement of Schroder Capital Funds (Delaware) to be signed in the City of New York, State of New York on the 17th day of January, 1997.

                              SCHRODER CAPITAL FUNDS II

                              By: /s/ Mark J. Smith
                                 -----------------------
                                   Mark J. Smith
                                   President

This amendment to the Registration Statement of Schroder Capital Funds (Delaware) has been signed below by the following persons in the capacities indicated on the 17th day of January, 1997.

     Signatures                                             Title
     ----------                                             -----

(a)  Principal Executive Officer

      /s/ Mark J. Smith                                     President
     --------------------------
     Mark J. Smith

(b)  Principal Financial and
     Accounting Officer

     ROBERT JACKOWITZ*                                      Treasurer

     *By: /s/ Thomas G. Sheehan
         ----------------------
           Thomas G. Sheehan, Attorney-in-Fact

(c)  Majority of the Trustees

     PETER E. GUERNSEY*                                     Trustee
     JOHN I. HOWELL*                                        Trustee
     HERMANN C. SCHWAB*                                     Trustee
     CLARENCE F. MICHALIS*                                  Trustee

     *By: /s/ Thomas G. Sheehan
         ----------------------
           Thomas G. Sheehan, Attorney-in-Fact